As filed with the Securities and Exchange Commission on April 25, 2008 1933 Act File No. 02-90946 1940 Act File No. 811-4015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 135 ☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 138 ☒

EATON VANCE MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on May 1, 2008 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Tax-Managed Growth Portfolio has also executed this Registration Statement.

Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Diversified funds seeking long-term, after-tax returns for investors

Prospectus Dated ^May 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund ^Summaries	2	Sales Charges	14
Investment Objectives & Principal Policies and Risks	7	Redeeming Shares	16
Management and Organization	9	Shareholder Account Features	17
Valuing Shares	10	Tax Information	18
Purchasing Shares	11	Financial Highlights	20

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Fund ^Summaries

Investment Objectives and Principal Strategies. The investment objective of Eaton Vance Tax-Managed Growth Fund 1.1 ("TMG1.1") and Eaton Vance Tax-Managed Growth Fund 1.2 ("TMG1.2")(collectively the "Funds") is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities. The Funds invest primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. Although they invest primarily in domestic securities, the Funds may invest up to 25% of assets in foreign securities. Each Fund may engage in derivative transactions (such as the purchase and sale of futures contracts on stocks and stock indexes and options thereon, purchased puts, equity collars, equity swaps, covered short sales and forward sales of stocks) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

Each Fund pursues its investment objective by investing its assets in Tax-Managed Growth Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Funds. Using this structure allows the Funds to participate in a well-established investment portfolio without exposing the Funds to tax liability on unrealized gains accrued prior to TMG1.1’s inception in March, 1996 and TMG1.2’s inception in February, 2001. Eaton Vance Tax-Managed Growth Fund 1.0 also invests in the Portfolio. TMG1.1 shares are not available for sale to new investors.

Tax-Managed Investing. Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Portfolio approaches its investments from the perspective of a taxpaying shareholder. Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized capital gains. The techniques and strategies used in the tax-efficient management of the Portfolio may include the following:

•purchasing stocks primarily from a long-term perspective;
•generally maintaining low portfolio turnover of stocks with appreciated gains;
•when appropriate, selling stocks trading below cost to realize losses;
•investing primarily in lower-yielding stocks and/or stocks paying dividends that qualify for federal income taxation at long-term capital gain rates;
•attempting to avoid net realized short-term gains and fully taxable investment income in excess of expenses;
•in selling appreciated stocks, selecting the most tax-favored share lots; and
•selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

Each Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax). The Funds seek to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). There can be no assurance, however, that such distributions can always be avoided.

Principal Risk Factors. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of a Fund’s shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Portfolio seeks to minimize stock-specific risk by diversifying its holdings among many companies and industries.

Because the Portfolio invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. The Portfolio’s use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty, or unexpected price or market movements. Securities subject to restrictions on resale are often less liquid and more difficult to value.

No Fund is a complete investment program and you may lose money by investing. There is no guarantee that a Fund will be able to achieve its investment objective. Shareholders should invest for the long-term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Eaton Vance Tax-Managed Growth Fund 1.1

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2007. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class I performance and a comparison to the performance of an unmanaged, broad-based index of domestic common stocks. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2007, the highest quarterly total return for Class B was 21.19% for the quarter ended December 31, 1998, and the lowest quarterly return was –15.37% for the quarter ended September 30, 2002.

	One	Five	Ten
Average Annual Total Return as of ^December 31, 2007	Year	Years	Years

Class A Return Before Taxes	^-1.^67%	^9.^39%	^5.^50%
Class B Return Before Taxes	^-1.^45%	^9.^59%	^5.^34%
Class B Return After Taxes on Distributions	^-1.^47%	^9.^58%	^5.^34%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^-0.^93%	^8.^35^%	^4.^68%
Class C Return Before Taxes	^2.^52%	^9.^86%	^5.^30%
Class I Return Before Taxes	^4.^73%	^10.^99%	^^6.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^5.^49%	^12.^82%	^5.^91%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class B and Class C. Class I shares generally have no sales charge. Class I performance for the period prior to July 2, 1999 is the performance of a predecessor, Eaton Vance Tax-Managed Growth Fund 1.0. The S&P 500 Index is an unmanaged, broad-based index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index returns: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax ^rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold ^shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%^	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or redemption)	None	5.00%^	1.00%^	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	0.43%	0.43%	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.^14%	0.^14%	0.^14%	0.^15%
Total Annual Fund Operating Expenses	0.^82%	1.^57%	1.^57%	0.^58%

^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^654	$^822	$^1,004	$1,^530
Class B shares*	$^660	$^896	$1,^055	$1,^666
Class C shares	$^260	$^496	$ ^855	$1,^867
Class I Shares	$^59	$^186	$ ^324	$ ^726

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^654	$^822	$^1,004	$1,^530
Class B shares*	$^160	$^496	$ ^855	$1,^666
Class C shares	$^160	$^496	$ ^855	$1,^867
Class I Shares	$^59	$^186	$ ^324	$ ^726

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

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Eaton Vance Tax-Managed Growth Fund 1.2

Performance Information. The following bar chart and table provide information about the Fund’s performance. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table below contains the Class A, Class B, Class C and Class I performance and a comparison to the performance of an unmanaged, broad-based index of domestic common stocks. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

The returns in the bar chart and the table are for each calendar year through December 31, ^2007. The performance of each Class for the period prior to February 28, 2001 is that of TMG1.1. The returns are not adjusted to reflect differences in expenses between the Fund and TMG1.1. If such an adjustment were made, the returns would be lower.^

During the ten years ended December 31, ^2007, the highest quarterly total return for Class B was 21.19% for the quarter ended December 31, 1998, and the lowest quarterly return was –15.38% for the quarter ended September 30, 2002.

	One	Five	Ten
Average Annual Total Return as of December 31, ^2007	Year	Years	Years

Class A Return Before Taxes	^-1.^87%	^9.^21%	^5.^36%
Class B Return Before Taxes	^-1.^61%	^9.^41%	^5.^17%
Class B Return After Taxes on Distributions	^-1.^64%	^9.^40%	^5.^16%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	^-0.^99%	^8.20%	^4.^52%
Class C Return Before Taxes	^2.^37%	^9.^68%	^5.^13%
Class I Return Before Taxes	^4.^48%	^10.^79%	^6.^12%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	^5.^49%	^12.^82%	^5.^91%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class I shares generally have no sales charge. Class A and Class B of TMG1.1 commenced operations on March 28, 1996, Class C of TMG1.1 commenced operations on August 2, 1996 and Class I of TMG1.1 commenced operations on July 2, 1999. The S&P 500 Index is an unmanaged, broad-based index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500 Index returns: Lipper Inc.)

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax ^rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold ^shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

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Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or time of redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C	Class I

Management Fees	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.^13%	0.^13%	0.^13%	0.^13%
Total Annual Fund Operating Expenses	0.^96%	1.^71%	1.^71%	0.^71%

^

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^667	$^863	$1,^075	$1,^685
Class B shares*	$^674	$^939	$1,^128	$1,^821
Class C shares	$^274	$^539	$ ^928	$2,^019
Class I shares	$^73	$^227	$ ^395	$ ^883

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$^667	$^863	$1,^075	$1,^685
Class B shares*	$^174	$^539	$ ^928	$1,^821
Class C shares	$^174	$^539	$ ^928	$2,^019
Class I shares	$^73	$^227	$ ^395	$ ^883

* Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

6

Investment Objectives & Principal Policies and Risks

Each Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities. Each Fund seeks to meet its objective by investing in Tax-Managed Growth Portfolio (the “Portfolio”), a separate open-end investment company that has the same objective and policies as the Funds. A Fund’s investment objective may not be changed without shareholder approval. Certain of a Fund’s policies may be changed by the Trustees without shareholder approval.

The Portfolio invests in a broadly diversified selection of equity securities, emphasizing common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Portfolio seeks to invest primarily in established companies with characteristics of above average growth predictability and stability. Under normal market conditions, the Portfolio will invest primarily in common stocks. The Portfolio employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. The Portfolio’s holdings will represent a number of different industries, and less than 25% of the Portfolio’s total assets will be invested in any one industry.

In making investment decisions, the portfolio managers rely upon the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, and the mix of securities held by the Portfolio). Many of these considerations are subjective. The Portfolio intends to manage investment risk by maintaining broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.

The Portfolio seeks to achieve long-term after-tax returns in part by minimizing the taxes incurred by shareholders in connection with the Portfolio’s investment income and realized capital gains. Fund distributions that are taxed as ordinary income are minimized by investing principally in lower-yielding growth stocks and by generally avoiding income taxable as ordinary income and net realized short-term capital gains in excess of expenses. Fund distributions taxed as long-term capital gains are minimized by avoiding or minimizing the sale of securities with large accumulated capital gains. When a decision is made to sell a particular appreciated security, the portfolio managers will select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The portfolio managers may sell securities to realize capital losses that can be used to offset realized gains.

The portfolio managers may seek to invest in stocks that pay dividends that qualify for long-term capital gains tax treatment ("tax-favored dividends"). As the result of tax laws enacted in May 2003, tax-favored dividends are subject to the federal long-term capital gains rate (maximum of 15%), rather than the tax rate applicable to ordinary income (maximum of 35%), provided certain holding period and other conditions are satisfied. These tax law provisions are effective through 2010. Thereafter, tax-favored dividends will be subject to tax at ordinary income rates unless further legislative action is taken. In addition to investing in stocks that pay tax-favored dividends, the Portfolio may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates. For any year, so long as the Portfolio’s fully taxable ordinary income and net realized short-term gains are offset by expenses of the Portfolio, all of the Portfolio’s income distributions would be characterized as tax-favored dividends. There can be no assurance that a portion of the Portfolio’s income allocated to a Fund will not be taxable at ordinary income rates. The provisions of the Internal Revenue Code applicable to tax-favored dividends are effective ^for taxable years beginning on or before December 31, 2010.

To protect against price declines in individual securities or groups of securities holdings with large accumulated gains, the Portfolio may use various hedging techniques (such as the purchase and sale of futures contracts on stocks and stock indexes and options thereon, the purchase of put options and the sale of call options on securities held, equity swaps, short sales of individual securities held, short sales of index or basket securities whose constituents are held in whole or in part, forward sales of stocks and the purchase and sale of forward currency exchange contracts and currency futures). By using these techniques rather than selling appreciated securities, the Portfolio can, with certain limitations, reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Portfolio to enhance returns or as a substitute for the purchase or sale of securities. Dividends received on securities with respect to which a Fund is obligated to make payments (pursuant to short sales or otherwise) will be treated as fully taxable ordinary income.

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The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps, over-the-counter options and forward sales are private contracts in which there is a risk of loss in the event of a counterparty’s default. In a covered short sale, the Portfolio may be forced to deliver appreciated stock to close the short position, causing a recognition of gain. The Portfolio normally intends to deliver newly acquired stock to close a short position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. These transactions are subject to special tax rules that could affect the amount, timing and character of distributions to shareholders. Derivative hedging transactions may not be effective because of imperfect correlation and other factors. As a general matter, dividends received on hedged stock positions are fully taxable as ordinary income.

The Portfolio may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Portfolio’s 25% limitation on investing in foreign securities. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political and economic risks.

The Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will only be made to firms that have been approved by the investment adviser. The investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding. In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Distributions of any income realized from securities loans will be taxable as ordinary income. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

The Portfolio may borrow amounts up to one-third of the value of total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. During defensive periods in which the investment adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in cash and cash equivalents, which may not be consistent with a Fund’s investment objective. While temporarily invested, the Portfolio may not achieve its investment objective. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund

8

experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policies described under “Redeeming Shares” below. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of ^Fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any investment minimum applicable to such shares. Investments in a fund by ReFlow in connection with the Reflow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" below. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser may also benefit.

^Investing in the Portfolio. Investing in the Portfolio enables each Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. Securities with large accumulated gains that have been contributed by other investors in the Portfolio or acquired by the Portfolio constitute a substantial portion of the assets of the Portfolio. If contributed securities are sold, the gains accumulated prior to their contribution will be allocated to the contributing investors and not to a Fund or its shareholders. If securities acquired by the Portfolio before a Fund’s inception are sold, gains accumulated prior to the Fund’s inception will be allocated to other investors in the Portfolio and not to the Fund or its shareholders. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but will instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities. The Portfolio’s ability to select the securities used to meet redemptions is limited. These limitations could affect the performance of the Portfolio, and, therefore, the Funds. As described under “Redeeming Shares”, redemptions by the Funds’ shareholders are currently paid solely in cash, but the Funds may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities.

Management and Organization

Management. The Portfolio’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage ^over $150 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly investment advisory fee equal to 0.625% annually of the average daily net assets of the Portfolio up to $500 million. The investment advisory fee on net assets of $500 million or more is reduced as follows:

	Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%	^
$7 billion but less than $10 billion	0.4250%	For the fiscal year ended December 31, 2007, the
$10 billion but less than $15 billion	0.4125%	effective annual rate of investment advisory fee paid to
$15 billion but less than $20 billion	0.4000%	BMR, based on average daily net assets of the Portfolio,
$20 billion but less than $25 billion	0.3900%	was 0.43%.
$25 billion and over	^0.3800%*

*	Effective April 23, 2007, BMR has contractually agreed to reduce its advisory fee to 0.38% on net assets of $25 billion and over. This contractual reduction cannot be terminated or modified without Trustee and shareholder consent.

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Each Fund’s most recent shareholder report provides information regarding the basis of the Trustees’ approval of the Portfolio’s investment advisory agreement.

Duncan W. ^Richardson, Lewis R. Piantedosi, Michael A. Allison and Yana S. ^Barton act as co-portfolio managers of the Portfolio. Mr. Richardson has served as portfolio manager of the Portfolio since it commenced operations and of its predecessor in investment operations (Eaton Vance Tax-Managed Growth Fund 1.0) since 1990. Mr. Piantedosi became co-portfolio manager of the Portfolio on May 1, 2006. Mr. Allison and Ms. Barton became co-portfolio managers of the Portfolio on March 1, 2008. Mr. Richardson is Executive Vice President and Chief Equity Investment Officer, and ^Messrs. Piantedosi ^and Allison and Ms. Barton are Vice ^Presidents of Eaton Vance and BMR. ^Messrs. Richardson ^and Piantedosi have been managing Eaton Vance portfolios for more than five ^years. ^ Each portfolio manager manages other Eaton Vance ^portfolios and has been employed by Eaton Vance for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Under its administrative agreement with Tax-Managed Growth Fund 1.2, Eaton Vance receives a monthly administrative fee equal to 0.15% annually of the average daily net assets of the Fund^. For the fiscal year ended December 31, 2007, Tax-Managed Growth Fund 1.2 paid administration fees to Eaton Vance of 0.15% of the Fund’s average daily net assets. Tax-Managed Growth Fund 1.1 pays no administration fee to Eaton Vance.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in ^a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). As an investor in the Portfolio, a Fund may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. Each Fund can withdraw from the Portfolio at any time without shareholder approval.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. When purchasing or redeeming Fund ^shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices. The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before the Portfolio values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be

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redeemed. The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares Class A, Class B and Class C Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Funds do not issue share certificates.

After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^Purchases will be executed at the net asset value next determined after their receipt in good order by a Fund’s transfer agent. A ^Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) ^for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be ^refused for any reason.

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments ^of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information^) and the ReFlow liquidity program. The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described ^above), provided the aggregate value of such accounts invested in Class I shares of a Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by ^wire. To make an initial investment by wire, you must ^complete an account application and telephone the Fund Order Department at 1-800-^262-^1122 to ^be assigned an account number^. You may request a current account application by calling 1-800-262-1122. ^The Fund Order Department must be advised by telephone of each ^additional investment by wire. ^The Funds do not issue share certificates.

^

^Purchases will be executed at the net asset value next determined after their receipt in good order by each Fund’s transfer agent. A ^Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) ^for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be ^refused for any reason.

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Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Portfolio, such as restricted securities) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”)^. The ^investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in ^a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing. Investments in each Fund by ReFlow in connection with the ReFlow liquidity program (which is described under "Investment Objectives & Principal Policies and Risks" above) are not subject to the two round trip limitation.

Effective May 15, 2008, the policies are revised so that if an investor makes more than one round-trip exchange (exchanging from one fund to another and back again) within 90 days or less it will be deemed to constitute market timing or excessive trading. In addition, effective May 15, 2008, the Eaton Vance funds’ exchange limits generally will not apply to: (1) transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or transactions initiated by a fund (e.g. for failure to meet applicable account minimums); (2) transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers; (3) transactions initiated by a program adviser for an asset allocation or wrap program where the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or (4) transactions made by ReFlow pursuant to the ReFlow liquidity program.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

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Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets^. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.^

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within ^one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Class I shares do not pay distribution or service fees. Returns on Class I shares generally are higher than returns on other classes because Class I has lower annual expenses.

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Payments to Investment Dealers. ^In addition to payments disclosed under "Sales Charges" below, the ^principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as a Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	1.00%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans and through the Eaton Vance Supplemental Retirement Account.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales ^charge at the time of purchase, you ^will not receive the discount to which you ^may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of each Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in ^omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

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Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A, Class B and Class C shares are subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. In addition, Class A shares purchased through the Eaton Vance Supplemental Retirement Account (regardless of the amount of the purchase) are subject to a CDSC equal to 1% if redeemed within one year of purchase and a CDSC of 0.50% if redeemed within two years of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year ^of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC

First or Second	5%	CDSCs are based on the lower of the net asset value at
Third	4%	the time of purchase or at the time of redemption.
Fourth	3%	Shares acquired through the reinvestment of
Fifth	2%	distributions are exempt from the CDSC. Redemptions
Sixth	1%	are made first from shares that are not subject to a
Seventh or following	0%	CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”) and, for Class B and Class C shares, in connection with certain redemptions from tax-deferred retirement plans. The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the ^Financial Industry Regulatory Authority.

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More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares You can redeem shares in any of the following ways:

	By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in the Securities
Transfer Association’s Medallion Program. Only signature guarantees issued in accordance with the Securities Transfer Association’s Medallion Guarantee
Program (STAMP) will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
	By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be ^sent only to the account address or to a bank pursuant to prior instructions. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
	Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.
^

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by a Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by a Fund or your bank. No costs are currently charged by a Fund. However, charges may apply for expedited mail delivery services. Each Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

Meeting Redemptions by Distributing Portfolio Securities. Each Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing securities withdrawn from the Portfolio in which it invests, as applicable, and as selected by the investment adviser. A shareholder who wishes to receive redemption proceeds in kind must notify the Fund on or before submitting the redemption request by calling 1-^800-^262-^1122. In meeting a redemption in kind, a Fund will distribute readily marketable securities, which will be valued pursuant to the Portfolio’s valuation procedures. Redeeming shareholders who receive securities will be responsible for any brokerage charges and other costs incurred in connection with selling the distributed securities and may be exposed to market risk in such securities. Additional information about redemptions in kind, including the procedures for submitting such redemption requests, is contained in the Funds’ Statement of Additional Information.

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Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Class A, Class B and Class C dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
•Periodic account statements, showing recent activity and total share balance.
•^Tax information needed to prepare your income tax returns.
•Proxy materials, in the event a shareholder vote is required.
•Special notices about significant events affecting your Fund.

Most fund information (including semi-annual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC ^is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also may post periodically the Portfolio’s holdings to the Eaton Vance website approximately 30 days after month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds^.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Class A shares may also be exchanged for a Fund’s Class I shares, subject to the terms for investing in those shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange

17

privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for any other ^reason.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of ^the Fund you ^redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account, and each Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

While each Fund attempts to minimize taxable distributions, there can be no assurance that taxable distributions can be avoided. Distributions of investment income (other than qualified dividend income, which is described below) and net realized short-term capital gains are taxable as ordinary income. For individual shareholders, distributions of qualified dividend income (subject to certain conditions) and long-term capital gains are taxable at long-term gains rates. Different classes may distribute different amounts. Taxes on distributions of capital gains are determined by how long the ^Portfolio owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund. Each Fund expects to pay any required distributions annually. Distributions are taxable whether paid in cash or reinvested in additional Fund shares.

18

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed in the hands of individual shareholders at the rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed, will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January ^may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio’s investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund’s return on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions.

Shareholders should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

19

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the ^period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tablesrepresent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions ^at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting firm. The reports of ^Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

	Tax-Managed Growth Fund 1.1

	Year Ended December 31,

	2007				2006

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 26.130	$ 24.920	$ 23.780	$24.630	$ 23.310	$ 22.170	$ 21.240	$21.990
Income from operations
Net investment income(1)	$ 0.315	$ 0.103	$ 0.100	$ 0.286	$ 0.258	$ 0.065	$ 0.065	$ 0.240
Net realized and unrealized gain	0.819	0.781	0.738	0.885	2.839	2.690	2.571	2.732
Total income from operations	$ 1.134	$ 0.884	$ 0.838	$ 1.171	$ 3.097	$ 2.755	$ 2.636	$ 2.972
Less distributions
From net investment income	$ (0.332)	$ (0.024)	$ (0.137)	$ (0.399)	$ (0.277)	$ (0.005)	$ (0.096)	$ (0.332)
From Tax return of capital	(0.002)	(0.000)(2)	(0.001)	(0.002)	(0.000)(2)	(0.000)(2)	(0.000)(2)	(0.000)(2)
Total distributions	$ (0.334)	$ (0.024)	$ (0.138)	$ (0.401)	$ (0.277)	$ (0.005)	$ (0.096)	$ (0.332)
Net asset value - End of year	$ 26.930	$ 25.780	$ 24.480	$25.400	$ 26.130	$ 24.920	$ 23.780	$24.630
Total Return (3)	4.32%	3.55%	3.52%	4.73%	13.28%	12.43%	12.41%	13.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,624,818	$405,461	$538,593	$19,344	$1,491,828	$805,778	$597,399	$18,150
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.82%	1.57%	1.57%	0.58%	0.80%	1.55%	1.55%	0.55%
Expenses after custodian fee reduction(4)	0.82%	1.57%	1.57%	0.58%	0.80%	1.55%	1.55%	0.55%
Net investment income (loss)	1.16%	0.40%	0.41%	1.12%	1.05%	0.28%	0.29%	1.00%
Portfolio Turnover of the Portfolio(5)	2%	2%	2%	2%	1%	1%	1%	1%

(See footnotes on last page.)

20

Financial Highlights (continued)^

	Tax-Managed Growth Fund 1.1

	Year Ended December 31,

	2005				2004

	Class A	Class B	Class C	Class I^	Class A	Class B	Class C	Class I^

Net asset value - Beginning of year	$ 22.550	$ 21.430	$ 20.560	$21.290	$ 20.800	$ 19.760	$ 18.970	$19.860
Income ^from operations
Net investment income(1)	$ 0.197	$ 0.025	$ 0.024	$ 0.238	$ 0.175	$ 0.012	$ 0.013	$ 0.219
Net realized and unrealized gain	0.772	0.721	0.696	0.726	1.757	1.667	1.602	1.685
Total income from operations	$ 0.969	$ 0.746	$ 0.720	$ 0.964	$ 1.932	$ 1.679	$ 1.615	$ 1.904
Less distributions
From net investment income	$ (0.209)	$ (0.006)	$ (0.040)	$ (0.264)	$ (0.182)	$ (0.009)	$ (0.025)	$ (0.474)
Total distributions	$ (0.209)	$ (0.006)	$ (0.040)	$ (0.264)	$ (0.182)	$ (0.009)	$ (0.025)	$ (0.474)
Net asset value - End of year	$ 23.310	$ 22.170	$ 21.240	$21.990	$ 22.550	$ 21.430	$ 20.560	$21.290
Total Return (3)	4.29%	3.48%	3.50%	4.52%	9.30%	8.50%	8.52%	9.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,097,719	$1,408,499	$634,290	$ 644	$1,024,002	$1,991,318	$744,512	$ 709
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.83%(6)	1.58%(6)	1.58%(6)	0.58%(6)	0.80%(6)	1.55%(6)	1.55%(6)	0.55%(6)
Expenses after custodian fee reduction(4)	0.83%(6)	1.58%(6)	1.58%(6)	0.58%(6)	0.80%(6)	1.55%(6)	1.55%(6)	0.55%(6)
Net investment income	0.87%^	0.12%^	0.12%^	1.12%^	0.82%^	0.06%^	0.07%^	1.08%^
Portfolio Turnover of the Portfolio(5)	0%(7)	0%(7)	0%(7)	0%(7)	3%	3%	3%	3%

		Tax-Managed Growth Fund 1.1

		Year Ended December 31,

		2003

	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 16.920	$ 16.130	$ 15.490	$16.130
Income (loss) from operations
Net investment income (loss)(1)	$ 0.120	$ (0.016)	$ (0.015)	$ 0.159
Net realized and unrealized gain	3.836	3.646	3.495	3.665
Total income (loss) from operations	$ 3.956	$ 3.630	$ 3.480	$ 3.824
Less distributions
From net investment income	$ (0.076)	$ —	$ —	$ (0.094)
Total distributions	$ (0.076)	$ —	$ —	$ (0.094)
Net asset value - End of year	$ 20.800	$ 19.760	$ 18.970	$19.860
Total Return (3)	23.39%	22.50%	22.47%	23.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$982,531	$2,321,779	$818,715	$ 679
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction (4)	0.85%	1.60%	1.60%	0.60%
Expenses after custodian fee reduction (4)	0.85%	1.60%	1.60%	0.60%
Net investment income (loss)	0.66%	(0.09)%	(0.09)%	0.91%
Portfolio Turnover of the Portfolio(5)	15%	15%	15%	15%

(See footnotes on last page.)

21

Financial Highlights (continued)^

		Tax-Managed Growth Fund 1.2

		Year Ended December 31,

		2007			2006

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 11.770	$ 11.460	$ 11.470	$11.790	$ 10.500	$ 10.230	$ 10.230	$10.510
Income from operations
Net investment income (1)	$ 0.124	$ 0.031	$ 0.031	$ 0.145	$ 0.099	$ 0.015	$ 0.016	$ 0.126
Net realized and unrealized gain	0.365	0.359	0.356	0.385	1.274	1.230	1.244	1.285
Total income from operations	$ 0.489	$ 0.390	$ 0.387	$ 0.530	$ 1.373	$ 1.245	$ 1.260	$ 1.411
Less distributions
From net investment income	$ (0.128)	$ (0.030)	$ (0.037)	$ (0.158)	$ (0.103)	$ (0.015)	$ (0.020)	$ (0.131)
Tax return of capital	(0.001)	(0.000)(2)	(0.000)(2)	(0.002)	—	—	—	—
Total distributions	$ (0.129)	$ (0.030)	$ (0.037)	$ (0.160)	$ (0.103)	$ (0.015)	$ (0.020)	$ (0.131)
Net asset value - End of year	$ 12.130	$ 11.820	$ 11.820	$12.160	$ 11.770	$ 11.460	$ 11.470	$11.790
Total Return (3)	4.13%	3.39%	3.37%	4.48%	13.07%	12.17%	12.32%	13.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$645,235	$279,132	$338,284	$14,398	$661,149	$327,224	$351,954	$11,762
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.96%	1.71%	1.71%	0.71%	0.95%	1.70%	1.70%	0.70%
Expenses after custodian fee reduction(4)	0.96%	1.71%	1.71%	0.71%	0.95%	1.70%	1.70%	0.70%
Net investment income	1.01%	0.26%	0.26%	1.18%	0.90%	0.14%	0.15%	1.13%
Portfolio Turnover of the Portfolio (5)	2%	2%	2%	2%	1%	1%	1%	1%

		Tax-Managed Growth Fund 1.2

		Year Ended December 31,

		2005			2004

	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 10.150	$ 9.900	$ 9.900	$10.160	$ 9.350	$ 9.140	$ 9.150	$ 9.360
Income (loss) from operations
Net investment income (loss) (1)	$ 0.072	$ (0.004)	$ (0.004)	$ 0.098	$ 0.063	$ (0.008)	$ (0.008)	$ 0.090
Net realized and unrealized gain	0.347	0.334	0.334	0.348	0.789	0.768	0.758	0.785
Total income from operations	$ 0.419	$ 0.330	$ 0.330	$ 0.446	$ 0.852	$ 0.760	$ 0.750	$ 0.875
Less distributions
From net investment income	$ (0.069)	$ —	$ —	$ (0.096)	$ (0.052)	$ —	$ —	$ (0.075)
Total distributions	$ (0.069)	$ —	$ —	$ (0.096)	$ (0.052)	$ —	$ —	$ (0.075)
Net asset value - End of year	$ 10.500	$ 10.230	$ 10.230	$10.510	$ 10.150	$ 9.900	$ 9.900	$10.160
Total Return (3)	4.12%	3.33%	3.33%	4.38%	9.12%	8.32%	8.20%	9.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$637,731	$350,939	$349,504	$ 8,107	$670,319	$391,010	$366,421	$ 8,868
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	0.99%(6)	1.74%(6)	1.74%(6)	0.74%(6)	0.97%(6)	1.72%(6)	1.72%(6)	0.72%(6)
Expenses after custodian fee reduction(4)	0.99%(6)	1.74%(6)	1.74%(6)	0.74%(6)	0.97%(6)	1.72%(6)	1.72%(6)	0.72%(6)
Net investment income (loss)	0.71%^	(0.04)%^	(0.04)%^	0.96%^	0.66%^	(0.09)%^	(0.09)%^	0.94%^
Portfolio Turnover of the Portfolio (5)	0%(7)	0%(7)	0%(7)	0%(7)	3%	3%	3%	3%

(See footnotes on last page.)

22

Financial Highlights (continued)^

		Tax-Managed Growth Fund 1.2

		Year Ended December 31,

		2003

	Class A	Class B	Class C	Class I

Net asset value - Beginning of year	$ 7.600	$ 7.470	$ 7.480	$ 7.600
Income (loss) from operations
Net investment income (loss) (1)	$ 0.040	$ (0.021)	$ (0.020)	$ 0.060
Net realized and unrealized gain (loss)	1.723	1.691	1.690	1.723
Total income (loss) from operations	$ 1.763	$ 1.670	$ 1.670	$ 1.783
Less distributions
From net investment income	$ (0.013)	$ —	$ —	$(0.023)
Total distributions	$ (0.013)	$ —	$ —	$(0.023)
Net asset value - End of year	$ 9.350	$ 9.140	$ 9.150	$ 9.360
Total Return (3)	23.20%	22.36%	22.33%	23.46%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$583,971	$344,432	$333,398	$ 5,664
Ratios (As percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.01%	1.77%	1.76%	0.77%
Expenses after custodian fee reduction(4)	1.01%	1.77%	1.76%	0.77%
Net investment income (loss)	0.49%	(0.26)%	(0.25)%	0.74%
Portfolio Turnover of the Portfolio (5)	15%	15%	15%	15%

(1)	Net investment income (loss) per share was computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 6%, 7%, 6%, 10%, and 21%, for the years ended December 31, ^2007, ^2006, 2005, 2004, and 2003^, respectively.
(6)	The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% ^of average daily net assets for the years ended December 31, 2005 and 2004^).
(7)	Amounts to less than 1%.

^

23

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-^262-1122 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-^551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services ^or the Fund transfer agent, PFPC, Inc. If you own shares and would like to add to, redeem or change your account, please write or call ^below:^

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

^The Funds’ Investment Company Act No. is 811-4015.	COMBTMG
^2853-5/08	© ^2008 Eaton Vance Management

^

Eaton Vance Tax Free Reserves A diversified tax-exempt money market mutual fund

Prospectus Dated ^May 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summary	2	Redeeming Shares	^6
Investment Objective & Principal Policies and Risks	^4	Shareholder Account Features	^7
Management and Organization	^4	Tax Information	^8
Valuing Shares	^5	Financial Highlights	^9
Purchasing Shares	^5

This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary^

Investment Objective and Principal Strategies. The Fund’s investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity.

The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from regular federal income tax.

Principal Risk Factors. The Fund’s yield will change as the short-term securities it holds mature and the proceeds are reinvested in securities with different interest rates.

In addition, certain events could reduce income or share price, such as a sharp rise in prevailing short-term interest rates; adverse developments affecting municipal issuers, including tax, legislative or political initiatives; changes in the credit quality of issuers or the providers of credit support; and default by a counterparty to portfolio transactions.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

Performance Information. The following bar chart and table provide information about the Fund’s performance. Although past performance is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change. The returns in the bar chart are for each of the past ten calendar years through December 31,^ 2007.

During the ten years ended December 31, ^2007, the Fund’s highest quarterly total return was 0.94% for the quarter ended June 30, 2000, and its lowest quarterly return was 0.07% for the quarter ended September 30, 2003. The Fund’s annualized current and effective yields for the seven-day period ended December 31, ^2007 were ^2.80% and^ 2.84%, respectively. The taxable equivalent current and effective yields for the seven-day period ended December 31, ^2007 were ^4.31% and ^4.37%, respectively (assuming a federal tax rate of 35%). For current yield information call 1-800-262-1122. Performance is for the stated time period only; due to market volatility the Fund’s current performance may be lower or higher^.

Average Annual Total Return as of December 31, ^2007	One Year	Five Years	Ten Years

	^2.99%	^1.66%	^2.08%

Fund Fees and Expenses. These tables describe the expenses that you may pay if you buy and hold shares.

Shareholder Fees		Annual Fund Operating Expenses
(fees paid directly from your investment)	^	(expenses that are deducted from Fund assets)	^

Maximum Sales Charge (Load)	None	Management Fees	0.50%
Maximum Deferred Sales Charge (Load)	None	Distribution and Service (12b-1) Fees	None
Sales Charge Imposed on Reinvested Distributions	None	Other Expenses	^0.23%
Exchange Fee	None	Total Annual Fund Operating Expenses*	^0.73%

* ^The investment adviser terminated a voluntary fee waiver ^effective January 1, 2008. Expenses have been restated to reflect current fees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the total fund operating expenses reflected above remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$^75	$^233	$^406	$^906

3

Investment Objective^ & Principal Policies and Risks

The Fund’s investment objective is to provide a means whereby investors may earn as high a rate of income exempt from regular federal income tax as may be consistent with the preservation of capital and maintenance of liquidity. The Fund’s investment objective and policies may be changed by the Trustees without shareholder approval; as a matter of policy, however, the Trustees would not materially change the investment objective of the Fund without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days notice of any material change in the Fund’s investment objective. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance it will be able to do so.

The Fund seeks to achieve its objective by investing at least 85% of its assets in a diversified portfolio of high quality obligations, including bonds, notes and commercial paper, issued on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax. The Fund may acquire stand-by commitments with respect to portfolio securities and, with respect to 10% of net assets, may purchase shares of unaffiliated investment companies with the same objective.

A portion of the dividends paid by the Fund may be subject to federal income tax, and dividends may be subject to state and local taxes. As a matter of fundamental policy which may not be changed unless authorized by a shareholder vote, the Fund may not purchase any securities which would cause more than 20% of the value of its total assets to be invested in securities the interest on which is not exempt from federal income tax. Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the “AMT”). Distributions to corporate investors of certain interest income may also be subject to the AMT.

^The Fund will invest only in U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk, and that are (i) short-term obligations rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services (or if only one rating service has rated the security, by that service), or (ii) unrated securities determined by the investment adviser to be of comparable quality. ^The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. ^The Fund may invest in variable or floating-rate securities some of which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. ^The Fund has a ^5% limit on investments in certain municipal obligations which rely on the credit of a corporate entity. Subject to the policies of Rule 2a-7 under the Investment Company Act of 1940, ^the Fund will not purchase securities of any issuer if, immediately thereafter, more than 5% of its total assets would be invested in securities of that issuer.

Consistent with ^its investment objective, ^the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. ^The Fund may also invest to take advantage of what ^its investment adviser believes to be temporary disparities in yields of different segments of the money market or among particular instruments within the same segment of the market.

^The Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments”, for which segregated accounts are used when required. ^

Management and Organization

Management. ^The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $150 million on behalf of mutual funds, institutional clients and individuals. ^

Eaton Vance manages the investments of the Fund. Under its investment advisory agreement, Eaton Vance receives a monthly advisory fee equal to 0.50% annually of the average daily net assets of the Fund. For the fiscal year ended ^December 31, 2007, the effective annual rate of investment advisory fees paid to Eaton Vance were (with ^a voluntary fee waiver) equivalent to 0.47% of the Fund’s average daily net assets. The fee waiver was eliminated as of January 1, 2008.

The Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

4

^Adam Weigold is the porfolio manager of the Fund ^(since October 2007). Mr. Weigold has a been Vice President of Eaton Vance since 2003 and an employee of Eaton Vance for more than five years.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust, a Massachusetts business trust. The Fund does not hold annual shareholder meetings, but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). ^

Valuing Shares

^The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is ^its net asset value. The investments of the Fund are valued at amortized cost according to a Securities and Exchange Commission rule. The Fund will not normally have unrealized gains or losses so long as the Fund values its investments by the amortized cost method.

When purchasing or redeeming Fund shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

Purchasing Shares

The Fund is offered to shareholders in exchange for their Class A shares of the Eaton Vance Group of Funds. Your initial investment must be at least $1,000. After your initial investment, additional investments may be made in any amount at any time.

You may also purchase Fund shares directly through your investment dealer (which includes brokers, dealers and other financial institutions) who may charge you a fee for executing the purchase for you or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason.

To make an initial investment by wire, you must complete an account application and telephone the Fund Order Department at 1-800-^262-1122 ^to be assigned an account number. ^You may request an account application by calling 1-800-262-1122^. The Fund Order Department must be advised by telephone of each ^additional investment by wire.

Transactions in money market instruments normally require immediate settlement in federal funds. The Fund intends at all times to be as fully invested as is feasible in order to maximize earnings. Accordingly, purchase orders will be executed at the net asset value next determined after their receipt by the Fund only if the Fund has received payment in cash or in federal funds. If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of business on the second Boston business day after receipt. Information on how to procure a Federal Reserve Draft or to transmit federal funds by wire is available at banks. A bank may charge for these services.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or ^by providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and its service providers.

From time to time, a substantial portion of the Fund may be held by shareholders that have invested in the Fund as part of a short-term investment strategy. Shareholders employing such a strategy may purchase and redeem Fund shares frequently. Frequent trading may cause the Fund to experience high portfolio turnover, which may result in higher Fund

5

transaction costs. While there is no limit on purchases and redemptions by investors, the Fund or the principal underwriter may reject or cancel any purchase order (including an exchange) from an investor or group of investors for any reason.

Payments to Investment Dealers. ^The principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Redeeming Shares You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and a signature guarantee may also be required. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in the Securities Transfer Association’s Medallion Program. Only
signature guarantees issued in accordance with the Securities Transfer
Association’s Medallion Guarantee Program (STAMP) will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
By Check	You may obtain forms to establish checkwriting privileges by calling 1-800-262-
1122. Checks may be drawn on your account in any amount of $500 or more.
You will be required to complete signature cards and will be subject to certain rules in connection with this privilege. There is no charge for this service.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by the Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any^ federal income tax required to be withheld. Payments will be sent by regular mail. ^However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

6

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option Dividends and capital gains in cash are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Cash Option Dividends and capital gains in cash are paid in cash.

Information from the Funds. From time to time, you may ^receive the following:

•Semiannual and annual reports, containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semi-annual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

^The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the ^calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Exchange Privilege. You may generally exchange your Fund shares for Class A shares of another Eaton Vance fund. These exchanges are made at the public offering price (which generally includes the sales charge applicable to Class A shares), unless your Fund shares were acquired as the result of an exchange from Class A of another Eaton Vance fund. In such case, the exchange generally will be made at net asset value.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. ^ While there is no limit on purchases and redemptions of the Fund, this privilege may not be used for “market timing^” in other Eaton Vance funds. As described under “Purchasing Shares”, ^purchase orders (including exchanges) may be ^rejected or cancelled for any ^reason. As long as the net asset value of Fund shares is maintained at $1.00 per share, an exchange will not result in a taxable gain or loss.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal

7

underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Withdrawal Plan. You may redeem Fund shares on a regular quarterly basis by establishing a systematic withdrawal plan.

Distribution Investment Option. In addition to the distribution options set forth above, distributions may be invested in additional shares of another Eaton Vance fund. Before selecting this option, you should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account, and the Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-^262-1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

The Fund declares dividends daily and pays distributions each month. Long-term capital gains, if any, will be distributed at least annually. ^Taxable distributions from the Fund^, if any, of any investment income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains.

Certain distributions paid in January (if any) may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.^

Distributions from the Fund are expected to consist primarily of^ federal tax-exempt income. Distributions will be taxed as described herein whether they are paid in cash or reinvested in additional shares.

Distributions designated by the Fund as “exempt-interest dividends”, whether paid in cash or reinvested in additional shares, ordinarily will constitute federal tax-exempt income to you. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations.

^The Fund’s investments in certain debt obligations may cause ^it to recognize taxable income in excess of the cash generated by such obligations. Thus, ^the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

8

Financial Highlights

The financial highlights are intended to help you understand the Fund’s financial performance for the ^period(s) indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting firm except that the Fund’s information prior to the fiscal year ended December 31, 2007 was audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

			Year Ended December 31,

	2007	2006	2005	2004	2003

Net asset value - Beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (loss) from operations
Net investment income	$ 0.029	$ 0.027	$ 0.017	$ 0.005	$ 0.004
Less distributions
From net investment income	$ (0.029)	$ (0.027)	$ (0.017)	$ (0.005)	$ (0.004)
Total distributions	$ (0.029)	$ (0.027)	$ (0.017)	$ (0.005)	$ (0.004)
Net asset value - End of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total ^Return(1)	2.99%	2.71%	1.67%	0.51%	0.44%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,279	$38,497	$34,058	$25,594	$29,519
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.70%(2)	0.77%(2)	0.82%(2)	0.83%(2)	0.77%(2)
Net expenses after custodian fee reduction	0.69%(2)	0.69%(2)	0.71%(2)	0.73%(2)	0.67%(2)
Net investment income	2.94%	2.68%	1.69%	0.50%	0.43%

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. ^Total return would have been lower had certain expenses not been reduced during the periods shown.^

(2) The investment adviser voluntarily waived a portion of its investment advisory fee (equal to 0.03%, 0.04%, 0.03% less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively).

9

More Information

About the Fund^: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-^551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder ^Services or the Fund transfer agent, PFPC, Inc. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

The Fund’s ^Investment Company Act No. is 811-04015 .		TRFP
^481-5/08	© ^2008 Eaton Vance Management

Eaton Vance AMT-Free Municipal Bond Fund

A diversified fund seeking income exempt from both federal income tax and the alternative minimum tax

Prospectus Dated ^May 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus
	Page		Page

Fund Summary	2	Sales Charges	11
Investment Objective & Principal Policies and Risks	5	Redeeming Shares	13
Management and Organization	^7	Shareholder Account Features	14
Valuing Shares	7	Tax Information	15
Purchasing Shares	8	Financial Highlights	^17

This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

Fund Summary Investment Objective and Principal Strategies

The investment objective of the Fund is to provide current income exempt from regular federal income tax. Under normal market circumstances the Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but also invests in lower rated obligations. The Fund normally invests in municipal obligations with maturities of ten years or more at the time of investment.

The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps and forward rate contracts), bonds that do not make the regular payment of interest, bonds issued on a when-issued basis and municipal leases. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise, or when the supply of suitable bonds exceeds demand, the value of Fund shares typically will decline. The Fund’s yield will also fluctuate over time.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called “junk bonds”) are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative.

The Fund’s use of derivatives may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

The Fund is not a complete investment program and you may lose money by investing in the Fund. There is no guarantee that the Fund will be able to achieve its investment objective. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2

Performance Information. The following bar chart and table provide information about the Fund’s performance for each calendar year through December 31, ^2007. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal obligations. ^Returns in the table for Class I shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.^

During the ten years ended December 31, ^2007, the highest quarterly total return for Class I was 6.^18% for the quarter ended December 31, 2000, and the lowest quarterly return was –3.32% for the quarter ended September 30, 1999. For the 30 days ended December 31, ^2007, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class I shares were ^4.^48% and 6.^89%, respectively, for Class A shares were ^4.^02% and ^6.^18%, respectively, for Class B shares were ^3.^50% and ^5.^38%, respectively,and for Class C shares were ^3.^48% and ^5.^35%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.^

	One	Five	Ten
Average Annual Total Return as of December 31, ^2007	Year	Years	Years

Class A Return Before Taxes	^–6.36%	^3.59%	^4.40%
Class B Return Before Taxes	^–7.16%	^3.51%	^4.13%
Class C Return Before Taxes	–3.29%	3.87%	4.14%
Class I Return Before Taxes	^–1.38%	^4.86%	^5.14%
Class I Return After Taxes on Distributions	^–1.39%	^4.86%	^5.10%
Class I Return After Taxes on Distributions and the Sale of Class I Shares	^0.61%	^4.91%	^5.14%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	^3.36%	^4.30%	^5.18%

These returns reflect the maximum sales charge for Class A (4.75% ) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class ^A, Class B and Class ^C performance shown above for the periods prior to January 6, 1998, January 14, 1998 and ^May 2, ^2006, respectively, is the performance of Class I shares, adjusted for sales charges but not adjusted for the higher expenses of Class A, Class ^B and Class ^C. If such an adjustment were made, the Class A, Class ^B and Class ^C performance would be lower. The Lehman Brothers Municipal Bond Index is an unmanaged market index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper, Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical federal income tax ^rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant ^to shareholders who hold ^shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None	None^(1)
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value
at time of purchase or time of redemption)	None	5.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C	Class I

Management Fees	^0.43%	^0.43%	^0.43%	^0.43%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (total including Interest Expense)(2)	^0.41%	^0.41%	^0.40%	^0.41%
Interest Expenses	0.31%	0.31%	0.31%	0.31%
Other Expenses (excluding Interest Expense)	0.10%	0.10%	0.09%	0.10%
Total Annual Fund Operating Expenses	^1.09%	^1.84%	^1.83%	^0.84%

^(1)^Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under “Purchasing Shares”. ^

(2) "Other Expenses" includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund.The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.Had this expense not been included, total "Other Expenses" would have been in the amounts described in the table above as "Other Expenses (excluding Interest Expense)".See “Investment Objective & Principal Policies and Risks” for a description of these transactions.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in the Fund Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:^

	1 Year	3 Years	5 Years	10 Years

Class A shares	^$581	^$805	^$1,047	^$1,741
Class B shares(1)	^$687	^$979	^$1,195	^$1,962
Class C shares	^$286	^$576	^$ 990	^$2,148
Class I shares	^$86	^$268	^$ 466	^$1,037
You would pay the following expenses if you did not redeem your shares:^
	1 Year	3 Years	5 Years	10 Years

Class A shares	^$581	^$805	^$1,047	^$1,741
Class B shares(1)	^$187	^$579	^$ 995	^$1,962
Class C shares	^$186	^$576	^$ 990	^$2,148
Class I shares	^$86	^$268	^$ 466	^$1,037

^(1)Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

4

Investment Objective & Principal Policies and Risks

The investment objective of the Fund is to provide current income exempt from regular federal income tax. During periods of normal market conditions, the Fund will have at least 80% of its net assets invested in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. This is a fundamental policy of the Fund which only may be changed with shareholder approval. For purposes of the policy, “net assets” includes any borrowings for investment purposes. The Fund’s investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days’ notice of any material change in the Fund’s investment objective. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, are determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade by Moody’s, S&P and Fitch and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB or below (so-called “junk bonds”) have speculative characteristics, while lower quality obligations are predominately speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. It may also be more difficult to value certain lower rated obligations because of the inability (or perceived inability) of the issuer to make interest and principal payments. The Fund may invest in securities in any rating category, including those in default.

Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of tax-exempt debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax.

Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser’s process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation.

Although the Fund may invest in securities of any maturity, it is expected that the Fund will normally invest a substantial portion of its assets in securities with maturities of ten years or more at the time of investment, but may acquire securities with shorter maturities. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of the Fund’s holdings may vary depending on ^market conditions.

The Fund may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make the Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value of the Fund’s shares will change in response to changes in prevailing interest rates and changes in the value of securities held by the Fund. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the ^issuer as well as any change to the tax treatment of securities held by the Fund. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by a ratings agency, the value

5

of such securities may be affected. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, the Fund may invest in residual interests of a trust (the ”trust”) that holds municipal securities (“inverse floaters”). The trust will also issue floating rate notes to third parties that may be senior to the Fund’s inverse floaters. The Fund receives interest payments on inverse floaters that bear an inverse relationship to the interest rate paid on the floating rate notes. As a result of Financial Accounting Standards Statement No. 140 (“FAS 140”), interest paid by the trust to the floating rate note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the floating rate note holders. Inverse floaters involve leverage risk and will involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate paid to the floating rate note holders inversely affects the interest paid on the inverse floater, the value and income of an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. While inverse floaters expose the Fund to leverage risk, they do not constitute borrowings for purposes of the Fund’s restrictions on borrowings^.

The Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund may also enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect ^correlations, i.e. offsetting markets which do not experience price changes in perfect correlation with each other, and other factors.

The Fund may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Fund accrues income on these investments and is required to distribute that income each year. The Fund may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which the Fund may invest (including those eligible for resale under Rule 144A of the Securities Act of 1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of the Fund may be more dependent on the portfolio manager’s analysis than if this were not the case.

The Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, the Fund may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with the Fund’s investment objective. While temporarily invested, the Fund may not achieve its objective, and interest income from temporary investments may be taxable. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

6

Management and Organization

Management. The Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage ^over $150 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Fund. Under its investment advisory agreement with the Fund, Eaton Vance receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

On ^December 31, 2007, the Fund had net assets of ^$926,915,637. For the fiscal year ended ^December 31, 2007, the ^effective annual rate of investment advisory ^fee paid to ^Eaton Vance, based on average daily net assets ^of the Fund was 0.43%.

The Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

Cynthia J. Clemson is the portfolio manager of the Fund (since November 1, 2005). She also manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares and, in certain circumstances, Class I shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund ^shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Fund are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not

7

priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares Class A, Class B and Class C Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund does not issue share certificates.

After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by ^providing written instructions. Please call 1-800-262-^1122 for further information. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including proprietary fee-based programs sponsored by broker-dealers), and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

^Purchases will be executed at the net asset value next determined after their receipt in good order by the Fund’s transfer agent. The ^Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) ^for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be ^refused for any reason.

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment must be at least $250,000. Subsequent investments ^of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described ^above), provided the aggregate value of such accounts invested in Class I shares of ^the Fund is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by ^wire. To make an initial investment by wire, you must ^complete an account application and telephone the Fund Order Department at 1-800-^262-^1122 to ^be assigned an account number. ^You may request a current account application by calling 1-800-262-1122^. The Fund Order Department must be advised by telephone of each ^additional investment by wire. The Fund does not issue share certificates.

^

^Purchases will be executed at the net asset value next determined after their receipt in good order by the Fund’s transfer agent. The ^Fund’s transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) ^for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be ^refused for any reason.

Restrictions on Excessive Trading and Market Timing. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise

8

and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The ^investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Fund.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in ^the Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing.

Effective May 15, 2008, the policies are revised so that if an investor makes more than one round-trip exchange (exchanging from one fund to another and back again) within 90 days or less it will be deemed to constitute market timing or excessive trading. In addition, effective May 15, 2008, the Eaton Vance funds’ exchange limits generally will not apply to: (1) transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or transactions initiated by a fund (e.g. for failure to meet applicable account minimums); (2) transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers; or (3) transactions initiated by a program adviser for an asset allocation or wrap program where the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and

9

  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees of 0.25% annually of average daily net assets^. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than Class B and Class C^

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within ^one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above). Class I shares are also ^offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers^. Class I shares are also offered to shareholders who owned shares on December 31, 1997 at net asset value per share plus the sales charge applicable to the same purchase of Class A shares. ^ Class I shares do not pay distribution or service fees. Returns on Class I shares generally are ^higher than returns on other classes because Class I has lower annual expenses.

Payments to Investment Dealers. ^In addition to payments disclosed under "Sales Charges" below, the ^principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts

10

attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	0.75%

^* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by ^the applicable sales charge percentage.

*	^* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within

	18	months of purchase.

The principal underwriter may pay commissions of up to 1.00% on sales of Class A shares made at net asset value through the Eaton Vance Supplemental Retirement Account.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales ^charge at the time of purchase, you ^will not receive the discount to which you ^may otherwise be entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in ^omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the

11

dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or theFund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform. Such clients may include individuals, corporations, endowments and foundations. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class Ashares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge.Class A, Class B and Class C shares aresubject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00%CDSC if redeemed within 18months of purchase. In addition, Class A shares purchased through the Eaton Vance Supplemental Retirement Account (regardless of the amount of the purchase) are subject to a CDSC equal to 1% if redeemed within one year of purchase and a CDSC of 0.50% if redeemed within two years of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within one year^of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC	CDSCs are based on the lower of the net asset value at
First or Second	5%	the time of purchase or at the time of redemption.
Third	4%	Shares acquired through the reinvestment of
Fourth	3%	distributions are exempt from the CDSC. Redemptions
Fifth	2%	are made first from shares that are not subject to a
Sixth	1%	CDSC.
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class Cshares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class Bshares automatically convert to Class Ashares. Class Bshares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and ServiceFees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the ^Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

12

Redeeming Shares

You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted)
and a signature guarantee may also be required. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in the Securities Transfer Association’s Medallion Program. Only
signature guarantees issued in accordance with the Securities Transfer
Association’s Medallion Guarantee Program (STAMP) will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
By Check	You may obtain forms to establish checkwriting privileges for Class A and Class I shares by calling 1-800-262-1122. Checks may be drawn on your account in any amount of $500 or more. You will be required to complete signature cards and will be subject to certain rules in connection with this privilege. There is no charge for this service.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

^

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by the Fund’s transfer agent. Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail. However, if you have given complete written authorization in advance, you may request that the redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Fund or your bank. No costs are currently charged by the Fund. However, charges may apply for expedited mail delivery services. The Fund may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

13

Shareholder Account Features

^

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Class A, Class B and Class C dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Fund. From time to time, you may ^receive the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•^Tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Most fund information (including semi-annual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

The Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. The Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC ^is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each calendar quarter end is posted to the website 30 days after such quarter end. The Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds^.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any

14

other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of ^the Fund you ^redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Fund or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the ^Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account, and the Fund has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-^1122 Monday through Friday, 8:00 a.m. to 7:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes ^may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute federally tax-exempt income to you. Distribution of any net realized gains, if any, will be made at least annually (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under state or local tax laws.

The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. The Fund’s distributions will be treated as described above for federal income tax purposes whether they

15

are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

16

Financial Highlights

The financial highlights are intended to help you understand theFund’s financial performance for the ^period(s) indicated. Certain information in the ^tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in theFund (assuming reinvestment of all distributions ^at net asset value). This information has been audited by ^Deloitte & Touche LLP, an independent registered public accounting firm. The reportof ^Deloitte & Touche LLP and theFund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available on request.

^

				Year Ended December 31,

		2007(1)				2006(1)

	Class A	Class B	Class C	Class I	Class A	Class B	Class C(2)	Class I

Net asset value - Beginning of year	$ 10.160	$10.100	$10.100	$ 11.100	$ 9.800	$ 9.740	$ 9.720	$ 10.710

Income (loss) from operations
Net investment income	$ 0.409	$ 0.335	$ 0.333	$ 0.474	$ 0.427	$ 0.355	$ 0.218	$ 0.496
Net realized and unrealized gain (loss)	(0.573)	(0.577)	(0.565)	(0.623)	0.355	0.350	0.391	0.383
Total income (loss) from operations	$ (0.164)	$ (0.242)	$ (0.232)	$ (0.149)	$ 0.782	$ 0.705	$ 0.609	$ 0.879

Less distributions
From net investment income	$ (0.406)	$ (0.328)	$ (0.328)	$ (0.471)	$ (0.422)	$ (0.345)	$ (0.229)	$ (0.489)
Total distributions	$ (0.406)	$ (0.328)	$ (0.328)	$ (0.471)	$ (0.422)	$ (0.345)	$ (0.229)	$ (0.489)
Net asset value - End of year	$ 9.590	$ 9.530	$ 9.540	$ 10.480	$ 10.160	$10.100	$10.100	$ 11.100
Total Return(3)	(1.66)%	(2.44)%	(2.34)%	(1.38)%	8.16%	7.38%	6.33%(9)	8.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$623,368	$37,610	$49,953	$215,985	$407,852	$46,013	$ 7,709	$116,465
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%(4)	1.53%(4)	1.52%(4)	0.53%(4)	0.85%	1.60%	1.59%(6)	0.60%
Interest and fee expense(7)	0.31%	0.31%	0.31%	0.31%	0.39%	0.39%	0.39%(6)	0.39%
Total expenses	1.09%(4)	1.84%(4)	1.83%(4)	0.84%(4)	1.24%	1.99%	1.98%(6)	0.99%
Expenses after custodian fee reduction excluding interest
and fees	0.75%(4)	1.50%(4)	1.49%(4)	0.50%(4)	0.83%	1.58%	1.57%(6)	0.58%
Net investment income	4.15%	3.41%	3.41%	4.41%	4.29%	3.60%	3.25%(6)	4.56%
Portfolio Turnover	64%	64%	64%	64%	54%	54%	54%(8)	54%

(See footnotes on last page.)

17

Financial Highlights (continued)^

				Year Ended December 31,

		2005(1)			2004(1)			2003(1)

	Class A	Class B	Class I	Class A	Class B	Class I	Class A	Class B	Class I

Net asset value - Beginning of year	$ 9.780	$ 9.710	$10.690	$ 9.900	$ 9.830	$10.810	$ 9.720	$ 9.660	$10.620

Income (loss) from operations
Net investment income	$ 0.447	$ 0.378	$ 0.521	$ 0.515	$ 0.439	$ 0.589	$ 0.526	$ 0.450	$ 0.602
Net realized and unrealized gain (loss)	0.036	0.039	0.032	(0.081)	(0.081)	(0.079)	0.151	0.142	0.159
Total income (loss) from operations	$ 0.483	$ 0.417	$ 0.553	$ 0.434	$ 0.358	$ 0.510	$ 0.677	$ 0.592	$ 0.761

Less distributions
From net investment income	$ (0.463)	$ (0.387)	$ (0.533)	$ (0.554)	$ (0.478)	$ (0.630)	$ (0.497)	$ (0.422)	$ (0.571)
Total distributions	$ (0.463)	$ (0.387)	$ (0.533)	$ (0.554)	$ (0.478)	$ (0.630)	$ (0.497)	$ (0.422)	$ (0.571)
Net asset value - End of year	$ 9.800	$ 9.740	$10.710	$ 9.780	$ 9.710	$10.690	$ 9.900	$ 9.830	$10.810
Total Return(3)	5.04%	4.37%	5.28%	4.56%	3.97%(5)	4.91%	7.17%	6.26%	7.38%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$197,189	$49,728	$78,711	$111,706	$54,016	$71,552	$102,526	$61,793	$77,759
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.89%	1.64%	0.64%	0.92%	1.67%	0.67%	0.89%	1.64%	0.64%
Interest and fee expense(7)	0.33%	0.33%	0.33%	0.24%	0.24%	0.24%	0.17%	0.17%	0.17%
Total expenses	1.22%	1.97%	0.97%	1.16%	1.91%	0.91%	1.06%	1.81%	0.81%
Expenses after custodian fee reduction excluding interest and fees	0.87%	1.62%	0.62%	0.91%	1.66%	0.66%	0.89%	1.64%	0.64%
Net investment income	4.56%	3.88%	4.86%	5.29%	4.54%	5.54%	5.42%	4.67%	5.68%
Portfolio Turnover	51%	51%	51%	36%	36%	36%	23%	23%	23%

(1)	Net investment income per share was computed using average shares outstanding.
^
(^2)	For the period from the start of ^business, May 2, 2006, to December 31, 2006.
(^3)	Returns are historical and are calculated ^by determining the percentage change in net asset value with all distributions reinvested. ^
(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(5)	Total return reflects an increase of 0.21% due to a change in the timing of the ^reinvestment of distributions.
(6)	Annualized.
(^7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note ^1I to the Fund’s audited financial statements).
(8)	For the year ended December 31, 2006.
(^9)	^Not annualized.

18

More Information

About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:^

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-^551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-
0102, or by electronic mail at publicinfo@sec.gov.

^Shareholder ^Inquiries: You can obtain more information from Eaton Vance Shareholder Services
^or the Fund transfer agent, PFPC, Inc. If you own shares and would like to add to, redeem or change your account, please write or call ^below:^

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 7pm ET

^The Fund’s Investment Company Act No. is 811-04015.		MBP
^484-5/08	^© 2008 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ^May 1, 2008

Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds and the Portfolio. The Funds and the Porfolio are diversified, open-end management companies. Each Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	^ 2	Purchasing and Redeeming Shares	^ 18
Investment Restrictions	^ 5	Sales Charges	^20
Management and Organization	6	Performance	^ 22
Investment Advisory and Administrative Services	^ 13	Taxes	^ 24
Other Service Providers	^17	Portfolio Securities Transactions	^28
Calculation of Net Asset Value	^ 17	Financial Statements	^ 30

Appendix A: Class A Fees, Performance and Ownership	^31	Appendix D: Class I Fees, Performance and Ownership	^37
Appendix B: ^Class B Fees, Performance and Ownership	^33	Appendix E: Eaton Vance Funds Proxy Voting Policy and Procedures	^39
Appendix C: Class C Fees, Performance and Ownership	^35	Appendix F: Adviser Proxy Voting Policies and Procedures	^41

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this SAI regarding another Fund because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds’ prospectus dated May 1, 2008, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-^262-^1122.

© ^2008 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “^FINRA” for the ^Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s). Unless otherwise indicated, references herein to "the Fund" include both Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2.

Tax-Managed Investing. Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities - price appreciation, distributions of qualified dividend income, distributions of other investment income and distributions of realized short-term and long-term capital gains - which are treated differently for federal income tax purposes. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income, at rates currently as high as 35%. Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 15%. The provisions of the Code applicable to qualified dividend income are effective through 2010 (the “sunset” provision). Thereafter, qualified dividend income will be subject to tax at ordinary income rates unless further legislative action is taken. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations, including changes resulting from the sunset provisions described above that would have the effect of repealing the favorable treatment of qualified dividend income and reimposing the higher tax rates applicable to ordinary income in 2011 unless further legislative action is taken. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Equity Investments. The Portfolio invests primarily in common stocks and securities convertible into common stocks. The Portfolio also may invest in investment-grade preferred stocks, debt securities (normally limited to securities convertible into common stocks), warrants and other securities and instruments.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. ^Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may

2

be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps and the purchase and sale of currency futures and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments the Portfolio holds. The Portfolio’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio’s assets^.

Over-the-counter (“OTC”) derivative instruments, equity swaps and forward sales of stocks involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The

3

Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. There can be no assurance that the investment adviser’s use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Pooled Investment Vehicles. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of pooled investment ^vehicles, including other investment companies unaffiliated with the investment adviser. The Portfolio will indirectly bear its proportionate share of any management fees paid by pooled investment vehicles in which it invests in addition to the investment advisory fee paid by the Portfolio. Please refer to “Cash Equivalents” for additional information about investments in other investment companies. The 10% limitation does not apply to investments in money market funds and certain other pooled investment vehicles. If ^the Portfolio invests in Cash Management Portfolio, an affiliated money market fund, the management fee paid on such investment will be credited against ^the Portfolio management fee.

Short Sales. The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the ^Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by ^the Portfolio.

The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Exposure to loss on an index or a basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

Securities Lending. As described in the prospectus, the Portfolio may seek to earn income by lending portfolio securities to broker-dealers and other institutional investors. Cash collateral received by the Portfolio in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar denominated money market instruments. As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Portfolio to BMR.

4

Cash Equivalents. The Portfolio may invest in cash equivalents to invest daily cash balances or for temporary defensive purposes. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations and may include Cash Management Portfolio, an affiliated money market fund which invests in such short-term securities.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds, except to the extent the Portfolio sells securities in order to generate capital losses. Selling securities for such purposes will increase the Portfolio’s turnover rate and the trading costs it incurs. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. Each Fund and the Portfolio is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)	Purchase any securities or evidences of interest therein on “margin,^” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

(3)	Engage in the underwriting of securities;

(4)	Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

(5)	Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(6)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)	Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings)^. There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a “majority of the outstanding voting securities” of the Portfolio. In addition, ^the Portfolio may not invest in other open-end management investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act to the extent that the Fund or any other investor in the Portfolio acquires securities in the Portfolio in ^reliance on Section 12(d)(1)(G) of such Act.

5

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders or, with respect to the Portfolio, without approval of a Fund or its other investors. The Fund and Portfolio will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund and Portfolio to dispose of such security or other asset. However, the Fund and Portfolio must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.^

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	Trustee; President	Trustee since	^Chairman, Chief Executive Officer and President of EVC, Director and	^177	Director of EVC
5/31/58	of the Trust and	2007; President of	President of EV, Chief Executive Officer and President of Eaton Vance
	Vice President of	the Trust and Vice	and BMR, and Director of EVD. Trustee and/or officer of 177 registered
	the Portfolio	President of the	investment companies and 5 private investment companies managed
		Portfolio since	by Eaton Vance or BMR. Mr. Faust is an interested person because of
		2002	his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust and Portfolio.

^
Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^177	None
1/2/63			Harvard University Graduate School of Business Administration.^

6

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

ALLEN R. FREEDMAN	Trustee	Since 2007	^Former Chairman (2002-2004) and a Director (1983-2004) of	^177	Director of Assurant, Inc.^
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^177	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^177	None
7/10/40

NORTON H. REAMER	Trustee	Trustee of the Trust	Chairman (since 2007) and President, Chief Executive Officer and a	^177	None
9/21/35		since 1986; of the	Director (since 2003) of Asset Management Finance Corp. (a specialty
		Portfolio since	finance company serving the investment management industry)^.
		1995	President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and
Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an
investment management company) (2000-2003). Formerly,
Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).

HEIDI L. STEIGER	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth	^177	Director of Nuclear Electric
7/8/53			management firm) (since 2005). Formerly, President and		Insurance Ltd. (nuclear
			Contributing Editor, Worth Magazine (2004-2005). Formerly,		insurance provider) and Aviva
			Executive Vice President and Global Head of Private Asset Management		USA (insurance provider)
(and various other positions), Neuberger Berman (investment firm)
(1986-2004).

LYNN A. STOUT	Trustee	Trustee of the Trust	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^177	None
9/14/57		since 1998; of the	and Professor of Law (2001-2006), University of California at Los
		Portfolio since	Angeles School of Law.
2003

RALPH F. VERNI	Chairman of the	^Chairman of the	Consultant and private investor.	^177	None
1/26/43	Board and Trustee	Board since 2007;
Trustee since 2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
^
WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^75 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

MICHAEL A. ALLISON	Vice President of the Portfolio	Since 2008	Vice President of Eaton Vance and BMR. Officer of 21 registered investment companies managed
10/26/64			by Eaton Vance or BMR.

YANA S. BARTON	Vice President of the Portfolio	Since 2008	Vice President of Eaton Vance and BMR. Officer of 1 registered investment company managed by
7/28/75			Eaton Vance or BMR.

JOHN R. BAUR	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. (since 2000). Officer of 33 registered investment companies managed by Eaton Vance or BMR.

7

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

MICHAEL A. CIRAMI	Vice President of the Trust	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended the University of Rochester William
12/24/75			E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a
Team Leader for the Institutional Services Group for State Street Bank in Luxemburg (since 2000).
Officer of 33 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR.
Previously, Sector Portfolio Manager and Senior Equity
12/4/72			Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

^
AAMER KHAN	Vice President of the Trust	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President of the Trust	Since 2006	Vice President of Eaton Vance and BMR. Officer of 51^ registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President of the Trust	Since 1999	Vice President of Eaton Vance and BMR. Officer of ^57 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President of the Trust	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

LEWIS R. PIANTEDOSI	Vice President of the Portfolio	Since 2006	Vice President of Eaton Vance and BMR. Officer of ^4 registered investment companies managed
8/10/65			by Eaton Vance or BMR.

^
DUNCAN W. RICHARDSON	President of the Portfolio; Vice	President of the Portfolio since	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57	President of the Trust	2002; Vice President of the Trust	and BMR. Officer of ^81 registered investment companies managed by Eaton Vance or BMR.
since 2001

^
JUDITH A. SARYAN	Vice President of the Trust	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^55 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President of the Trust	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio ^Associates
9/27/62			("Parametric"). Officer of ^30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of ^Parametric. Officer of 30 ^registered
5/4/51			investment companies managed by Eaton Vance or BMR.

8

	Position(s) with	Term of Office and
Name and Date of Birth	the Trust/Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

MARK S. VENEZIA	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President of the Trust	Since 2007	Vice President of Eaton Vance and BMR. Officer of 70 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer^	^Of the Trust Since 2005; of the	Vice President of Eaton Vance and BMR. Officer of ^177 registered investment companies
6/19/57		Portfolio since 2008*	managed by Eaton Vance or BMR.

^
MAUREEN A. GEMMA	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of Eaton Vance and BMR. Officer of 177 registered
5/24/60			investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^177 registered investment companies
7/11/53			managed by Eaton Vance or BMR.

JOHN E. PELLETIER	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Previously, Chief
6/24/64			Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004)
of Natixis Global Associates. Officer of 177 registered investment companies managed by Eaton
Vance or BMR.

* Prior to ^2008, ^Ms. ^Campbell served as Assistant Treasurer of the Portfolio since 1998. ^

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair) and Steiger and Messrs. Esty, Freedman, Park, Pearlman, Reamer and Verniare members of the Governance Committee of the Board of Trustees of the ^Trust and the Portfolio. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^December 31, 2007, the Governance Committee convened ^three times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Reamer (Chair), Park and Verni and Mmes. Steiger and Stoutare members of the Audit Committee of the Board of Trustees of the ^Trust and the Portfolio. The Board of Trustees has designated Messrs. ^Park ^and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of

9

^applicable SEC, American Stock Exchange and New York Stock Exchange rules for inclusion in the proxy statement of ^the Fund. During the fiscal year ended ^December 31, 2007, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park, Pearlman and Reamerare currently members of the ^Contract Review Committee of the Board of Trustees of the ^Trust and the Portfolio. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund and Portfolio, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the Board of Trustees of the ^Trust and the Portfolio. During the fiscal year ended ^December 31, 2007, the ^Contract Review Committee convened ^eleventimes.

Messrs. Esty (Chair), Freedman and Park are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust and the Portfolio. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolio and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and the Portfolio’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolio; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios, giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. The Portfolio Management Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust and the Portfolio. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolio; (ii) serve as a liaison between the Board of Trustees and the Funds’ and the Portfolio’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. The Compliance Reports and Regulatory Matters Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2007. Interests in a Portfolio cannot be purchased by a Trustee.^

Dollar Range of Equity Securities Owned by
	Benjamin C.	Thomas E.	Allen R.	William H.	Ronald A.	Norton H.	Heidi L,	Lynn A.	Ralph F.
Fund Name	Esty(2)	Faust Jr.(1)	Freedman(2)	Park(2)	Pearlman(2)	Reamer(2)	Steiger(2)	Stout(2)	Verni(2)
Tax Managed Growth								$50,001-	$50,001-
Fund 1.1	None	None	None	None	None	None	None	$100,000(3)	$100,000(3)
Tax Managed Growth
Fund 1.2	None	over $100,000	None	$10,001- $50,000	$50,001-$100,000	None	None	None	None
Aggregate Dollar
Range of Equity
Securities Owned in
all Registered Funds
Overseen by Trustee
in the Eaton Vance							^$50,001-
Family of Funds	over $100,000	over $100,000	^over $100,000	over $100,000	over $100,000	over $100,000	$100,000	over $100,000(3)	over $100,000

(1)	Interested Trustee.
(2)	Noninterested Trustees.
(^3)	Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

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During the calendar years ended December 31, ^2006 and December 31, ^2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Portfolio’s assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Funds (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio.) During the fiscal year ended ^December 31, 2007, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, ^2007, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): ^

	Benjamin C.	Allen R.	William H.	Ronald A.	Norton H.	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Reamer	Steiger	Stout	Verni
Trust(2)	^$14,674	$ 12,063	^$14,312	^$12,671	^$15,442	^$12,477	$16,416	^$18,744
Portfolio	^ 3,849	$ 2,931	^ 3,777(3)	^ 3,174	^ 4,074	^$ 3,013	4,269(4)	^ 4,853(5)
Trust and Fund Complex(1)	^200,000	$150,000	^200,000(6)	^166,667	^217,500	^$150,000	217,500(7)	^257,500(8)

(1)	As of ^May 1, 2008, the Eaton Vance fund complex consists of ^177 registered investment companies or series thereof. Samuel L. Hayes, III retired as a Trustee on July 1, 2007. For the fiscal year ended December 31, 2007, Mr. Hayes received Trustees fees of $10,641 from the Trust and $3,057 from the Portfolio. For the calendar year ended December 31, 2007, he received $157,500 from the Trust and Fund Complex.
(2)	The Trust consisted of ^29 Funds as of ^December 31, 2007.
(3)	^Includes $1,830 of deferred compensation.
(4)	^Includes $1,080 of deferred compensation.
(5)	^Includes $2,943 of deferred compensation.
(6)	Includes ^$80,000 of deferred compensation.
(7)	Includes ^$45,000 of deferred compensation.
(8)	Includes ^$128,750 of deferred compensation.

Organization

Each Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have

11

no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on October 23, 1995 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio’s Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

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The Portfolio’s Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Fund may be required to vote on matters pertaining to the Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution “in kind” of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio without shareholder approval at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund’s assets in accordance with its investment objective. The Fund’s investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Proxy Voting Policy. The Board of Trustees of the Trust and Portfolio have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund and Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Funds’ and Portfolio’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix E and Appendix F, respectively. Information on how the Fund and Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of ^the Portfolio’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by ^the Portfolio and what portion, if any, of the Portfolio’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of ^the Portfolio who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The Portfolio’s Board of Trustees has agreed to accept a reduction of the advisory fee as detailed in the prospectus, which cannot be terminated or modified without Trustee and shareholder consent. As of December 31, ^2007, the Portfolio had net assets of $^19,^864,^161,^230. BMR has also agreed to reduce the advisory fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the fiscal ^year ended December 31, ^2005, BMR waived $88,889 ^of its advisory fee. For the fiscal years ended December 31, ^2007, ^2006 and ^2005, the advisory fees of the Portfolio were $^88,^148,^658, $^83,^323,^602 and $^80,^617,^092, respectively. For the fiscal year ended December 31, ^2007, the advisory fee ^of the Portfolio was reduced by the Portfolio’s allocable portion of the advisory fees of Cash Management Portfolio. For the fiscal year ended December 31, 2007, the investment advisory fee for the Portfolio totaled $88,148,658 of which $467,658 was allocated from Cash Management Portfolio and $87,681,000 was paid or accrued directly by the Portfolio.

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The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of BMR and Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are ^Thomas E. Faust Jr., Ann E. Berman, ^Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. ^Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are ^Mr. ^Faust, Jeffrey P. Beale, Cynthia J. Clemson, ^Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, ^John E. Pelletier, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, ^Payson F. ^Swaffield, Michael W. ^Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as ^Mr. Faust ^who ^is also ^a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. ^The investment adviser, principal underwriter, and the ^Fund and Portfolio ^have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund or Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio ^Managers. The co-portfolio managers of the Portfolio are Duncan W. ^Richardson, Lewis R. Piantedosi, Michael A. Allison and Yana Barton. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts a portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Duncan W. Richardson(1)
Registered Investment Companies(2)	4	^$4,489.6	0	$0
Other Pooled Investment Vehicles(3)	^13	^$14,718.8	0	$0
Other Accounts	0	$ 0	0	$0
Lewis R. Piantedosi
Registered Investment Companies	4	^$5,402.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Michael A. Allison(4)
Registered Investment Companies	4	$13,456.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

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	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Yana S. Barton(4)
Registered Investment Companies	1	$ 3,552.9	0	$0
Other Pooled Investment Vehicles(3)	2	$ 650.7	0	$0
Other Accounts	2	$ 750.5	0	$0

* In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
(1)	Certain of the funds that Mr. Richardson serves as portfolio manager may invest in underlying portfolios that he also serves as portfolio manager.
(2)	Numbers provided include ^certain investment ^companies structured as ^fund of funds which ^invest in funds in the Eaton Vance ^fund complex advised by other portfolio managers.
(3)	^Mr. Richardson ^and Ms. Barton serve as portfolio ^managers for pooled investment vehicles that invest a substantial portion of their assets in the Portfolio, a registered investment company for which they also serve as portfolio manager.
(4)	As of January 31, 2008.

The following table shows the dollar range of shares beneficially owned of each Fund by the portfolio ^manager as of each Fund’s most recent fiscal year ended December 31, ^2007 and in all Eaton Vance Funds as of December 31, ^2007. Interests in the Portfolio cannot be purchased by a portfolio manager.^

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Tax-Managed Growth 1.1
Duncan W. Richardson	$100,001 - $500,000	over $1,000,000
Lewis R. Piantedosi	None	$500,001 - $1,000,000
Michael A. Allison(1)	None	$500,001 - $1,000,000
Yana S. Barton(1)	$1 - $10,000	$100,001 - $500,000
Tax-Managed Growth 1.2
Duncan W. Richardson	None	over $1,000,000
Lewis R. Piantedosi	None	$500,001 - $1,000,000
Michael A. Allison(1)	None	$500,001 - $1,000,000
Yana S. Barton(1)	None	$100,001 - $500,000

(1) As of January 31, 2008.

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Portfolio’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Compensation Structure for BMR. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to ^the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

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Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of ^the Fund^, and Tax-Managed Growth Fund 1.2 is authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

The following table sets forth the net assets of Tax-Managed Growth Fund 1.2 at ^December 31, 2007 and the administration fees for the three fiscal years ended ^December 31, 2007.

Administration Fee Paid for Fiscal Years Ended
Fund	Net Assets at 12/31/^07	12/31/^07	12/31/^06	12/31/^05
Tax-Managed Growth Fund 1.2	$1,^277,^048,^379	$^2,^014,^027	$^1,^972,^183	$2,^073,^701

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee^. For the fiscal year ended December 31, 2007, Eaton Vance was paid $154,462 and $67,639, respectively, by the transfer agent for sub-transfer agency services performed on behalf of Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2.

Expenses. The Fund and Portfolio are responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

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The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. ^Mr. Faust is a Director ^of EVD. EVD also serves as placement agent for the Portfolio.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. State Street has custody of all cash and securities representing the Fund’s interest in the Portfolio, has custody of the Portfolio’s assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. State Street also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, ^MA 02116, is the independent registered public accounting firm of the ^Funds and Portfolio, providing audit ^services and assistance ^and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by State Street (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the “Exchange”) is open for trading (“Portfolio Business Day”) as of the close of regular trading on the Exchange (the “Portfolio Valuation Time”). The value of each investor’s interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor’s share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor’s percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all

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investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor’s interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio’s assets under normal market conditions. Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

Foreign securities and currencies held by the Portfolio are valued in U.S. dollars, as calculated by the custodian based on foreign currency exchange quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. As described in the prospectus, valuations of foreign securities may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange ("NYSE"). In adjusting the value of foreign equity securities, the Portfolio may rely on an independent fair valuation service. Investments held by the Portfolio for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and other information including, in the case of restricted securities, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings),

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during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Selection of Securities Used to Meet Redemptions. Investors in the Portfolio may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Such redemptions may be met in whole or in part by distributing Portfolio securities. As stated under "Redeeming Shares" in the prospectus and "Redeeming Fund Shares in Kind" below, the Fund may meet a redemption request by distributing securities withdrawn from the Portfolio if requested by the redeeming shareholder. The Portfolio’s ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio that contributed securities, and with respect to the securities contributed by such investors. Within seven years of a contribution of securities (the “initial holding period”), the Portfolio will not distribute such securities to any investor other than the contributing investor unless the contributing investor has withdrawn from the Portfolio. In meeting a redemption of an investor who contributed securities within the initial holding period of such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor if the value of the distributed securities exceeds the tax cost basis of the contributing investor in the Portfolio. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of their respective initial holding periods, redeeming investors in the Portfolio who contributed securities generally may request a diversified basket of securities, the composition of which will be determined in the investment adviser’s discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during initial holding periods) and, consequently, may adversely affect the performance of ^the Portfolio and the Fund(s) that invest in the Portfolio (including the Fund(s)). The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemption. All redemptions in kind are conducted in accordance with procedures adopted by the Trustees of the Portfolio.

Redeeming Fund Shares in Kind. As described in "Meeting Redemptions by Distributing Portfolio Securities" under "Redeeming Shares" in the prospectus, the Fund generally meets shareholder redemptions in cash, but may, at the request of a redeeming shareholder, meet a redemption in whole or in part by distributing Portfolio securities as selected by the investment adviser. All requests for redemptions in kind must be in good order. Provided the redemption request is received by the Fund not later than 12:00 p.m. (Eastern Time) on the day of the redemption, the Fund may, if requested by a redeeming shareholder, provide the redeeming shareholders with a list of the securities to be distributed not later than a specified time on such date (currently 3:00 p.m. Eastern Time). The securities included on the list will generally have a value that is expected to equal approximately 90% to 95% of the value of the shares being redeemed. The difference between the redemption value of the distributed securities and the value of the Fund shares redeemed will be settled in cash. The selection of the securities to be distributed is solely in the discretion of the investment adviser and shall be made in accordance with procedures adopted by the Trustees.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

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SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts”, (4) to officers and employees of the Fund’s custodian and transfer agent, and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent^. Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be

20

refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. ^Share purchases eligible for the ^right of ^accumulation are described under "^Sales Charges" ^in the ^prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Deferred Retirement Plans. Class A, Class C and Class I shares are available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid ^monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B of Tax-Managed Growth Fund 1.1) and 6.25% (in the case of Class B of Tax-Managed Growth Fund 1.1 and Class C of each Fund) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over

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the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by a Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of a Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid ^monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997 for Tax-Managed Growth Fund 1.1 Class A, Class B and Class C shares and on March 1, 2001 for Tax-Managed Growth Fund 1.2 Class A, Class B and Class C shares. The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income

22

tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. A Fund’s performance may differ from that of other investors in the Portfolio, including other investment companies.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Portfolio’s holdings) are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-^262-1122. Each Fund also will post a complete list of its portfolio holdings (including the Portfolio’s holdings) as of each calendar quarter end on the Eaton Vance website approximately 30 days after calendar quarter end.

Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-^262-^1122.

Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, ^State Street Derivatives Pricing Service, FT Interactive Data Corp. and

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  Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.^), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Portfolio. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be ^treated, and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, ^it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. ^Each Fund qualified as a RIC for its fiscal year ended December 31, 2007. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a “publicly traded partnership” and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio’s income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio’s net investment income, net realized capital gains, and any other items of

24

income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends allocated by the Portfolio to a Fund and received by a Fund shareholder to be qualified dividend income, the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Portfolio^, or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Portfolio’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

In general, gain or loss on a short sale is recognized when the Portfolio closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Portfolio’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, "substantially identical property" has been held by the Portfolio for more than one year. In general, the Portfolio will not be permitted to deduct

25

payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, the Portfolio may make or receive periodic net payments. The Portfolio may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Portfolio has been a party to a swap for more than one year). With respect to certain types of swaps, the Portfolio may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in “passive foreign investment companies” (“PFICs”) could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the ^PFIC as a “qualified electing fund”.

If the Portfolio were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the ^Fund and Portfolio might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the ^Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Portfolio would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Portfolio were to make a mark-to-market election with respect to a PFIC, the Portfolio would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Portfolio would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The Portfolio may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. ^As a result, the Fund ^may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Certain investors in the Portfolio, including RICs, have acquired interests in the Portfolio by contributing securities. Due to tax considerations, during the first seven years following the contribution of securities to the Portfolio by an investor, such securities will not be distributed to any investor other than the investor who contributed those securities. Investors who acquire an interest in the Portfolio by contributing securities and who redeem that interest within the applicable time period will generally receive back one or more of the securities they contributed. In partial redemptions by such investors during this period, the Portfolio will attempt to accommodate requests to distribute initially those contributed securities and share lots with the highest cost basis.

The Portfolio has significant holdings of highly appreciated securities that were contributed to the Portfolio by investors other than the Fund. If such securities were to be sold, the resulting capital gain would be allocated disproportionately among the Portfolio’s investors, with the result that the Fund would not be subject to taxation on any gain arising prior to the contribution of the securities to the Portfolio. If securities are contributed to the Fund in a tax-free transaction, the Fund will be liable for any pre-contribution gain if such securities are sold.

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A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”^) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.

^

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the ^IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

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PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio’s investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Portfolio. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The ratio of the commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services over the cost

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borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and may receive them from third parties with which these broker-dealers have arrangements. The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

^Since May 1, 2004, when the investment adviser executes Portfolio securities transactions with a broker-dealer ^and the associated commission is consideration for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Portfolio by an amount equal to the commission payment associated with the transaction divided by the applicable Third Party Research Services Payment Ratio.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Portfolio will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the ^three fiscal years ended December 31, 2007, as well as the amount of Portfolio security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As

29

described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
^December 31, 2007	^$277,532	^$156,634,842	^$103,012
December 31, 2006	$311,073
December 31, 2005	$885,342

As of December 31, 2007, each Fund and the Portfolio held securities of its or its corresponding Fund’s “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act, as follows:

Fund and/or Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Value
Tax-Managed Growth Fund 1.1	None	n/a
Tax-Managed Growth Fund 1.2	None	n/a
Tax-Managed Growth Portfolio	Ameriprise Financial, Inc.	$ 3,661,674
	Goldman Sachs Group, Inc.	239,898,597
	Merrill Lynch & Co., Inc.	142,406,759
	Morgan Stanley	161,134,731
	Raymond James Financial, Inc.	7,218,023
	UBS (AG)	8,876,022
	Wachovia Corp.	108,148,024
	Bank of America Corp.	149,826,860
	Citigroup, Inc.	134,932,470

FINANCIAL STATEMENTS

The audited financial statements of, and the reports of the independent registered public accounting firm for the Funds and Portfolio, appear in each Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Funds and the Portfolio listed below for the fiscal year ended December 31, 2007, as previously filed electronically with the SEC:

Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.2 Tax-Managed Growth Portfolio (Accession No. 0001104659-08-013669)

30

APPENDIX A

Class A Fees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For the fiscal year ended ^December 31, 2007, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by the Fund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

				CDSC to	Total Distribution and	Distribution and Service
	Total Sales	Sales Charges to	Sales Charges to	Principal	Service	Fees Paid
Fund	Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers
Tax-Managed Growth Fund 1.1	$^299,^837	$^255,^890	$^43,^947	$^14,000	$^3,^875,^469	$^3,^630,^773
Tax-Managed Growth Fund 1.2	$^800,^578	$^687,^998	$^112,^580	$^11,000	$1,^668,^680	$1,^267,^269

For the fiscal years ended ^December 31, 2006 and ^December 31, 2005, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

	December 31, 2006	December 31, 2006	December 31, 2005	December 31, 2005
	Total Sales	Sales Charges to	Total Sales	Sales Charges to
Fund	Charges Paid	Principal Underwriter	Charges Paid	Principal Underwriter
Tax-Managed Growth Fund 1.1	$^301,^590	$^47,^160	$^269,^357	$^40,^369
Tax-Managed Growth Fund 1.2	$1,^041,^545	$^152,^455	$^1,^514,^688	$^227,^454

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class of shares for the ^periods shown in each table. Total return for Tax-Managed Growth Fund 1.2 for the period prior to February 28, 2001 reflects the total return of Class A of Tax-Managed Growth Fund 1.1 ^.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted returns. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and ^Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. Returns After Taxes for the Ten Year period reflect tax credits passed by the Portfolio’s predecessor to its shareholders.

Tax-Managed Growth Fund 1.1	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^4.32%	^10.69%	^6.13%
Before Taxes and Including Maximum Sales Charge	^-1.67%	^9.39%	^5.50%
After Taxes on Distributions and Excluding Maximum Sales Charge	^4.13%	^10.54%	^6.07%
After Taxes on Distributions and Including Maximum Sales Charge	^-1.84%	^9.25%	^5.44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^3.06%	^9.32%	^5.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-0.84%	^8.16%	^4.82%

31

Tax-Managed Growth Fund 1.2	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	4.13^%	^10.^50%	^5.^98%
Before Taxes and Including Maximum Sales Charge	^-1.^87%	^9.^21%	^5.^36%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.^97%	^10.^40%	^5.^93%
After Taxes on Distributions and Including Maximum Sales Charge	^-2.^02%	^9.^11%	^5.^31%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^91%	^9.^16%	^5.^26%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-1.^01%	^8.^01%	^4.^69%
Class A commenced operations February 28, 2001.

Control Persons and Principal Holders of Securities. At ^March 31, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Tax-Managed Growth Fund 1.1	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	11.8%
Tax-Managed Growth Fund 1.2	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	6.5%
	Charles Schwab & Co. Inc.	San Francisco, CA	6.4%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

32

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^December 31, 2007, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

		Distribution Fee	CDSC Paid to	Uncovered Distribution		Service Fees
	Sales	Paid to	Principal	Charges (as a % of Class	Service	Paid to
Fund	Commission	Principal Underwriter	Underwriter	Net Assets)	Fees	Investment Dealers
Tax-Managed Growth Fund 1.1	$^137,^785	$^4,^708,^634	$^264,000	$^34,^999,000^(^8.^6%)	$ ^1,^741,^935	$ ^1,^668,^646
Tax-Managed Growth Fund 1.2	^126,^968	2,^343,^853	^444,000	^14,^480,000^(^5.^1%)	^795,^205	^716,^468

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class of shares for the periods shown in each table. Total return for Tax-Managed Growth Fund 1.2 for the period prior to February 28, 2001 reflects the total return of Class B of Tax-Managed Growth Fund 1.1 ^.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted returns. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and ^Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. Returns After Taxes for the Ten Year period reflect tax credits passed by the Portfolio’s predecessor to its shareholders.

Tax-Managed Growth Fund 1.1	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^3.55%	^9.87%	^5.34%
Before Taxes and Including Maximum Sales Charge	^-1.45%	^9.59%	^5.34%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.53%	^9.86%	^5.34%
After Taxes on Distributions and Including Maximum Sales Charge	^-1.47%	^9.58%	^5.34%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.32%	^8.60%	^4.68%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-0.93%	^8.35%	^4.68%

33

Tax-Managed Growth Fund 1.2	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^3.^39%	^9.^69%	^5.^17%
Before Taxes and Including Maximum Sales Charge	^-1.^61%	^9.^41%	^5.^17%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.^36%	^9.^68%	^5.^16%
After Taxes on Distributions and Including Maximum Sales Charge	^-1.^64%	^9.^40%	^5.^16%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^26%	^8.^44%	^4.^52%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^-0.^99%	^8.20%	^4.^52%
Class B commenced operations February 28, 2001.

Control Persons and Principal Holders of Securities. At ^March 31, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Tax-Managed Growth Fund 1.1	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	12.8%
	Morgan Stanley	Jersey City, NJ	5.2%
Tax-Managed Growth Fund 1.2	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	11.2%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

34

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For the fiscal year ended ^December 31, 2007, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

		Distribution Fee	CDSC Paid to	Uncovered Distribution		Service Fees
	Sales	Paid to	Principal	Charges (as a % of Class	Service	Paid to
Fund	Commission	Principal Underwriter	Underwriter	Net Assets)	Fees	Investment Dealers
Tax-Managed Growth 1.1	$4,^255,^103	$4,^353,^556	$^10,000	$^95,^905,000(^17.^8%)	$ 1,^451,^186	$ 1,^418,^377
Tax-Managed Growth 1.2	2,^607,^034	2,^659,^007	^15,000	^29,^202,000(^8.^6%)	^959,^053	^869,^009

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class of shares for the periods ^shown in each table. Total return for Tax-Managed Growth Fund 1.2 for the period prior to February 28, 2001 reflects the total return of Class C of Tax-Managed Growth Fund 1.1.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted returns. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and ^Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. Returns After Taxes for the Ten Year period reflect tax credits passed by the Portfolio’s predecessor to its shareholders.

Tax-Managed Growth Fund 1.1	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^3.52%	^9.86%	^5.30%
Before Taxes and Including Maximum Sales Charge	^2.52%	^9.86%	^5.30%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.43%	^9.81%	^5.28%
After Taxes on Distributions and Including Maximum Sales Charge	^2.43%	^9.81%	^5.28%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.40%	^8.59%	^4.64%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.75%	^8.59%	^4.64%

35

Tax-Managed Growth Fund 1.2	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^3.^37%	^9.^68%	^5.^13%
Before Taxes and Including Maximum Sales Charge	^2.^37%	^9.^68%	^5.^13%
After Taxes on Distributions and Excluding Maximum Sales Charge	^3.^32%	^9.^67%	^5.^13%
After Taxes on Distributions and Including Maximum Sales Charge	^2.^32%	^9.^67%	^5.^13%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge	^2.^25%	^8.^44%	^4.^50%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge	^1.^60%	^8.^44%	^4.^50%
Class C commenced operations February 28, 2001.

Control Persons and Principal Holders of Securities. At ^March 31, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Tax-Managed Growth Fund 1.1	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^19.^6%
Tax-Managed Growth Fund 1.2	Merrill Lynch, Pierce, Fenner & Smith Inc.	Jacksonville, FL	^20.^7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

36

APPENDIX D

Class I Fees, Performance & Ownership

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment ^of $1,^000 in this Class of shares for the periods shown in each table. Total return for Tax-Managed Growth Fund 1.2 for the period prior to February 28, 2001, reflects the total return of Class I of Tax-Managed Growth Fund 1.1. Total return for both Funds prior to July 2, 1999 reflects the total return of the Portfolio’s predecessor, Eaton Vance Tax-Managed Growth Fund 1.0. Eaton Vance Tax-Managed Growth Fund 1.0’s total return has not been adjusted to reflect Class I expenses. If such adjustments were made, the Class I total return would be different.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted returns. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^. Also, Return After Taxes on Distributions and ^Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. Returns After Taxes for the Ten Year period reflect tax credits passed by the Portfolio’s predecessor to its shareholders.

Tax-Managed Growth Fund 1.1	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^4.^73%	^10.^99%	^6.^45%
After Taxes on Distributions	^4.^49%	^10.^77%	^6.^30%
After Taxes on Distributions and Redemption	^3.^40%	^9.^58%	^5.^64%
Class I commenced operations July 2, 1999.

Tax-Managed Growth Fund 1.2	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes	^4.^48%	^10.^79%	^6.^12%
After Taxes on Distributions	^4.^28%	^10.^65%	^6.^05%
After Taxes on Distributions and Redemption	^3.^19%	^9.^42%	^5.^38%
Class I commenced operations February 28, 2001.

37

Control Persons and Principal Holders of Securities. At March 31, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of each Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:^

Tax-Managed Growth Fund 1.1	Reflow Fund LLC	Jersey City, NJ	95.8%
Tax-Managed Growth Fund 1.2	Reflow Fund LLC	Jersey City, NJ	54.8%
	NFS LLC FEBO NATC & Co.	Overland Park, KS	13.1%

^

Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of each Fund as of such date.

38

APPENDIX E

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

39

proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX F

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.	Roles and Responsibilities

	A.	Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

	B.	Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request. Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

	C.	Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.	Proxy Voting Guidelines (“Guidelines”)

	A.	General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

	B.	Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

	C.	Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

	D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy
Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent
Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i)
if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the
Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable,
Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy
Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the
Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section
204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

	A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

	B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps: • Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION ^May 1, 2008

^ Eaton Vance Tax Free Reserves

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”).
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	^14
Investment Restrictions	^ 3	Calculation of Yield Quotations	^14
Management and Organization	^ 4	Taxes	^16
Investment Advisory and Administrative Services	^10	Portfolio Securities Transactions	^18
Other Service Providers	^13	Financial Statements	^20
Calculation of Net Asset Value	^13

Appendix A: ^Share Ownership		^21
Appendix B: Ratings		^22
Appendix C: Eaton Vance Funds Proxy Voting Policy and Procedures		^25
Appendix D: Adviser Proxy Voting Policies and Procedures		^27

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund’s prospectus dated ^May 1, 2008, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-
800-^262-1122.

© ^2008 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and ^“FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

^

The ^Fund’s assets will consist principally of the following:

(1) Floating or variable rate tax-exempt instruments, which provide for interest rate adjustments at specified intervals. Rate adjustments on such securities are usually set at the issuer’s discretion, in which case the Fund would normally have the right to resell the security to the issuer or its agent. Alternatively, rate revisions may be determined in accordance with a prescribed formula or other contractual procedure. The Fund may also acquire put options in combination with the purchase of underlying securities. Interest income generated by certain securities on which the Fund holds a put option may not qualify as tax-exempt interest.

(2) Tax-exempt notes which are rated at the time of purchase within the highest grade assigned by Moody’s investors Service, Inc. (“Moody’s”) (MIG-1), or within the highest grade assigned by Standard and Poor’s Ratings Group (“S&P”) (SP-1), or within the highest grade assigned by Fitch Ratings (“Fitch”) (FIN-1) or if unrated, determined to be of comparable quality by the investment adviser. Tax and/or revenue anticipation notes (TANs, RANs, TRANs) are generally issued to finance seasonal working capital needs in anticipation of various taxes or revenues, and payable from these specific future revenues. Additionally, most TANs, RANs and TRANs are general obligations of the issuing entity. Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the funds to pay off the BANs. Additionally, most ^BANs may be general obligations of the issuing entity. Construction loan notes (CLNs) are issued primarily by housing agencies to provide interim construction financing. After completion, most projects receive permanent financing through the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA); others are financed by the issuance of long-term bonds. In either case, the permanent financing provides the “take-out” for the holder of the notes. Federal grant anticipation notes (FANs, GANs) are issued to provide interim financing, most often for water and sewer projects, in anticipation of matching federal grants. Additionally, most FAN’s and GAN’s may be general obligations of the issuing entity. Temporary notes (TNs) are short-term general obligations issued for various purposes.

(3) Project notes, which are instruments sold by the Department of Housing and Urban Development but issued by a state or local housing agency, and secured by the full faith and credit of the United States. Due to changes in the federal income tax law enacted in the Deficit Reduction Act of 1984, project notes issued on or after June 19, 1984 must satisfy new requirements to maintain their tax-exempt status.

(4) Tax-exempt bonds which are rated at the time of purchase within the two highest grades assigned by Moody’s (Aaa or Aa) or S&P (AAA or AA) or Fitch (AAA or AA). Tax-exempt bonds generally have original maturities of longer than one year. They are usually classified as either general obligations or revenue bonds. Revenue bonds are secured by the revenues derived from a particular facility or class of facilities or from some other specific revenue source or in the case of industrial development bonds, by the earnings of the private enterprise whose facility is being financed. Some tax-exempt bonds are additionally secured by insurance, bank credit agreements, or escrow accounts.

(5) Tax-exempt commercial paper rated in the highest grade by such rating services (Prime-1 or A-1 or F-1+, respectively). Tax-exempt commercial paper consists of unsecured obligations of state or local governments or instrumentalities which are payable from available funds of the issuer. These obligations are often backed by a bank letter of credit or supported by a tender agreement permitting the holder to resell the obligation to the issuer’s agent. Maturities range from one day to 270 days.

(6) Cash.

For a description of the ratings listed above, see Appendix B.

^The Fund anticipates being at all times as fully invested as possible in tax-exempt bonds and notes; however, there may be occasions when, as a result of maturities of portfolio securities or sales of Fund shares or in order to meet anticipated redemption requests, or the unavailability or suitable tax-exempt investments, the Fund may hold cash which is not

2

earning income or invest in taxable short-term obligations including U.S. Government obligations, interest-bearing obligations of banks (such as certificates of deposit and bankers’ acceptances), repurchase agreements (described above), and commercial paper.

With respect to 10% of its net assets, the Fund may also purchase shares of unaffiliated investment companies consistent with the restrictions of the 1940 Act. Such investments are subject to adverse developments affecting the mutual fund industry. These companies bear fees and expenses that the Fund will incur indirectly, so investors in the Fund will be subject to duplication of fees.

When-Issued Securities. Some tax-exempt securities may be purchased on a "when-issued" basis. If so, the Fund generally will not pay for the securities or start earning interest on them until the securities are received, which may take as long as 45 days. In order to invest its assets immediately, while awaiting delivery of some securities purchased on a when-issued basis, the Fund will normally attempt to invest in high-grade short-term debt securities that offer same-day settlement and earnings. The commitment to purchase a security for which payment is not made at that time may be deemed a separate security. The value of the when-issued securities on the delivery date may be less than their cost, effecting an immediate loss. Thus, the purchase of securities on a when-issued basis may be considered an aggressive investment practice involving some risk. When the Fund commits to purchase a security on a when-issued basis, the Fund will always have cash or liquid securities sufficient to cover its commitments. If the Fund determines it is necessary to sell the when-issued security before delivery, any gain or loss will not be tax-exempt. ^The Fund does not have a specific limit on the amount of securities which may be purchased on a when-issued basis.

The Fund may acquire "stand-by commitments" with respect to portfolio obligations. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

The Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the issuer or its agent at an agreed-upon price at any time during a specified period or on a certain date. Such a right is generally known as a "put."

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

^

The Fund has adopted the following investment restrictions that cannot be changed without the approval of a majority of its outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Fund, the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

Accordingly, the Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except for obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and except securities of other investment companies;

(2)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3)	Borrow money or issue senior securities, except as permitted by the Investment Company Act of 1940;

(4)	Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security;

3

(5)	Purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in tax-exempt notes or bonds or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in certificates of deposit or bankers' acceptances;

(6)	Buy or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, physical commodities, or commodity contracts relating to physical commodities unless acquired as a result of ownership of securities;

(7)	Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities; or

(8)	Purchase any securities which would cause more than 20% of the value of its total assets at the time of such purchase to be invested in securities the interest on which is not exempt from federal income tax.

In connection with Restriction (3) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

For diversification purposes, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal and interest on the security. For purposes of the Restriction (5) above, "more than 25%" means "25% or more" of total assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions.

The Fund has adopted the following nonfundamental investment policies which may be changed by the Trustees of the Trust with respect to the Fund without approval by the Fund's shareholders. The Fund will not:

• make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

• invest more than 10% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust^ The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust ^hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust^, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and Boston Management and Research (“BMR”). EVD is the principal underwriter of the Fund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

4

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	President and	President since	Chairman, Chief Executive Officer and President of EVC, Director and	^177	Director of EVC
5/31/58	Trustee	2002, Trustee	President of EV, Chief Executive Officer and President of Eaton Vance and
^		since 2007	BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies and 5 private investment companies managed by Eaton
Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^177	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^177	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
^			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^177	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^177	None
7/10/40

NORTON H. REAMER	Trustee	Since 1984	Chairman (since 2007) and President, Chief Executive Officer and a	^177	None
9/21/35			Director (since 2003) of Asset Management Finance Corp. (a specialty finance company serving the investment management industry).
President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and
Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an
investment management company) (2000-2003). Formerly,
Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).

HEIDI L. STEIGER	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth	^177	Director of Nuclear Electric
7/8/53			management firm) (since 2005). Formerly, President and		Insurance Ltd. (nuclear
			Contributing Editor, Worth Magazine (2004-2005). Formerly,		insurance provider) and Aviva
			Executive Vice President and Global Head of Private Asset Management		USA (insurance provider)
(and various other positions), Neuberger Berman (investment firm)
(1986-2004).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^177	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^177	None
1/26/43	Board and Trustee	Board since 2007
and Trustee since
2005

(1)Includes both master and feeder funds in a master-feeder structure.

5

Principal Officers who are not Trustees
	Position(s) with	Term of Office and
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President of the Trust	Since 1995	Vice President of Eaton Vance and BMR. Officer of 75 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. (since 2000). Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President	Since 2008	Vice President of Eaton Vance and BMR. Previously, attended the University of Rochester William
12/24/75			E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a
Team Leader for the Institutional Services Group for State Street Bank in Luxemburg (since 2000).
Officer of 33 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 90 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR.
Previously, Sector Portfolio Manager and Senior Equity
12/4/72			Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of 51 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President	Since 1999	Vice President of Eaton Vance and BMR. Officer of 57 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 1998	Vice President of Eaton Vance and BMR. Officer of 90 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

DUNCAN W. RICHARDSON	Vice President	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of 81 registered investment companies managed by Eaton Vance or BMR.

^
JUDITH A. SARYAN	Vice President	Since 2003	Vice President of Eaton Vance and BMR. Officer of 55 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

6

THOMAS SETO	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio Associates
9/27/62			("Parametric"). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 30 registered investment
5/4/51			companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of 70 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed
6/19/57			by Eaton Vance or BMR.

^
MAUREEN A. GEMMA	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of Eaton Vance and BMR. Officer of 177 registered
5/24/60			investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed
7/11/53			by Eaton Vance or BMR.

JOHN ^E. PELLETIER	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Previously, Chief
6/24/64			Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004)
of Natixis Global Associates. Officer of 177 registered investment companies managed by Eaton
Vance or BMR.

The Board of Trustees of the Trust have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the ^Contract Review Committee (formerly, the Special Committee). ^Each of the ^Committees are ^comprised of only noninterested Trustees.

Mmes. Stout (Chair) and Steiger, and Messrs. Esty, Freedman, Park, Pearlman, Reamer and Verni are members of the Governance Committee of the Board of Trustees of the ^Trust^. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^December 31, 2007, the Governance Committee convened^ three times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Park and Verni, and Mmes. Steiger and Stout are members of the Audit Committee of the Board of Trustees of the ^Trust^. The Board of Trustees has designated Messrs.^ Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee the Fund’s ^accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^the Fund; (v) evaluate the qualifications, independence and performance of the independent registered

7

public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC, American Stock Exchange and New York Stock Exchange rules for inclusion in the proxy statement of ^the Fund. During the fiscal year ended ^December 31, 2007, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park, Pearlman and Reamer are currently members of the ^Contract Review Committee of the Board of Trustees of the ^Trust. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the Board of Trustees of the ^Trust. During the fiscal year ended December 31, 2007, the ^Contract Review Committee convened ^eleven times.

Messrs. Esty (Chair), Freedman and Park are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time. The Portfolio Management Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. The Compliance Reports and Regulatory Matters Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31,^ 2007.

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.^	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman^	None	over $100,000
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Norton H. Reamer	$1- $10,000	over $100,000
Heidi L. Steiger	None	$50,001 - $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.^

8

As of December 31, ^2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2006 and December 31, ^2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2006 and December 31,^ 2007, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust ^or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the Fund’s assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust ^are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended ^December 31, 2007, the Trustees of the Trust earned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, ^2007, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

	Benjamin C.	Allen R.	William H.	Ronald A.	Norton H.	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Reamer	Steiger	Stout	Verni
Trust(2)	$^14,674	$ 12,063	$^14,312	$^12,671	$^15,442	$ 12,477	$^16,416	$^18,744
Trust and Fund
Complex(1)	^$200,000	$150,000	^$200,000(3)	^$166,667	^$217,500	$150,000	^$217,500(4)	^$257,500(5)

(1)	As of ^May 1, 2008, the Eaton Vance fund complex consists of ^177 registered investment companies or series thereof. Samuel L. Hayes, III retired as a Trustee on July 1, 2007. For the fiscal year ended December 31, 2007, Mr. Hayes received Trustee fees of $^10,641 from the Trust. For the calendar year ended December 31, 2007, he received $157,500 from the Trust and Fund Complex.

(2)	The Trust consisted of 29 Funds as of^ December 31, 2007.

(3)	Includes $^80,000 of deferred compensation.

(4)	Includes $45,000 of deferred compensation.

(5)	Includes $^128,750 of deferred compensation.

Organization

The Fundis a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust ^have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are

9

freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote. ^

Proxy Voting Policy. The Board of Trustees of the Trust has adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix C and Appendix D, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Trust on behalf of the Fund engages Eaton Vance as its investment adviser pursuant to an investment advisory agreements. Eaton Vance manages the investments and affairs of the Fund, subject to the

10

supervision of the Trust’s Board of Trustees. Eaton Vance furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and compensates all officers and Trustees of the Trust who are members of the Eaton Vance organization and all personnel of Eaton Vance performing services relating to research and investment activities.

For a description of the compensation that the Fund pays Eaton Vance under the Investment Advisory Agreement, see the prospectus. As at ^December 31, 2007, the Fund had net assets of $^70,279,388. For the fiscal years ended December 31, 2007, 2006 and 2005^, Eaton Vance would have earned, absent a voluntary fee waiver, advisory fees of $246,725, $194,871 and $168,304^, respectively. For the fiscal years ended December 31, 2007, 2006 and 2005^, Eaton Vance voluntarily waived a portion of its fee in the amounts of $15,156, $13,902 and $9,823^, respectively.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Trust. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Trust, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are^ Thomas E. Faust Jr., Ann E. Berman,^ Leo I. Higdon, Jr., Vincent M. O’Reilly, Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are ^Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, ^Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, John E. Pelletier, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, Payson F. Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust (as well as ^Mr. Faust who ^is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance employees and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Fund is ^Adam A. Weigold. Mr. Weigold manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
^Adam A. Weigold
Registered Investment Companies	^12	$^1,023.9	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

^Mr. Weigold does not beneficially own shares of the Fund as of December 31, ^2007. However, he beneficially ^owned between $100,001 - $500,000 of all Eaton Vance Funds as of December 31, 2007.

11

It is possible that conflicts of interest may arise in connection with the portfolio ^manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other. For example, ^the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he ^advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, ^the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by ^the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.

Compensation Structure for Eaton Vance. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation. ^

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to

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the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee. For the fiscal year ended December 31, 2007, Eaton Vance was paid or accrued $394 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Fund shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD^.

Custodian. ^ State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. ^ State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including ^State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. ^Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, is the independent registered public accounting firm of the Fund, providing audit services ^and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by ^State Street (as agent and custodian for the Fund) in the manner described in the prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The valuation of the instruments held by the Fund at amortized cost is permitted in accordance with Rule 2a-7 under the 1940 Act and certain procedures established by the Trustees of the Trust thereunder.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

The procedures of the Fund are designed to facilitate, to the extent reasonably possible, the maintenance of the Fund’s price per share, as computed for the purpose of distribution and redemption of shares, at $1.00. These procedures include review of holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using readily available market quotations deviates from the valuation based on amortized cost, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing interest holders. In the event the Trustees determine that such a deviation exists, they will take such corrective action as they consider to be necessary or appropriate, which action could include the sale of instruments held prior to maturity (to realize capital gains or losses);

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the shortening of average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

PURCHASING AND REDEEMING SHARES

Checkwriting. Shareholders of the Fund with uncertificated shares may redeem shares by check. A shareholder will continue to be entitled to distributions paid on shares until the check is presented to Mellon Trust of New England ("Mellon") for payment. If the amount of the check is greater than the value of the shares held in the shareholder’s account for which the Fund has collected payment, the check will be returned and the shareholder may be subject to extra banking charges. The shareholder will be required to execute signature cards and will be subject to Mellon’s rules and regulations governing such checking accounts. There is no charge to shareholders for this service. This service may be terminated or suspended at any time by the Fund or Mellon.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent.

^

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Trust to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

^

CALCULATION OF YIELD QUOTATIONS

From time to time, the Fund quotes a current yield based on a specific seven calendar day period which is calculated by first dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at such time to determine the seven day base period return, and then multiplying such return by 365/ 7 with the resulting yield figure carried to at least the nearest hundredth of one percent. The net change in account value is determined by the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but does not include any realized gains or losses from the sales of securities or any unrealized appreciation or depreciation on portfolio securities. In addition to the current yield, the Fund also quotes an effective yield based on a specific seven day period, carried to at least the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account

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at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective yield = [(Base period return +1)365/7]-1. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

• Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The
Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q (which includes a list of the Fund’s holdings) is available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://
www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. The Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter end.
• Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
• Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as
Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as
Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg
L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder
Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters
Information Services, Pricing Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and
Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.
Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

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  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund^. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2007. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

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Distributions from the Fund of net ^tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay tax-exempt interest income as exempt-interest dividends to its shareholders, it must and intends to satisfy certain requirements including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax ("AMT"). In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT.

We will send you information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to you druring the prior year. Likewise, the amount of tax-exempt income, including any ^tax-exempt income susbject to AMT, that the Fund distributes will be reported to you and such income must be reported on your federal income tax return.

Tax-exempt distributions are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a fund is not deductible to the extent it is deemed related to the fund’s distributions of tax-exempt interest. Further, entities and persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment and the value of securities held may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the acquisition by the Fund of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

Redemptions and exchanges of a Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of distributions of investment income to be derived from qualified dividend income.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

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In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.^

^

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by ^Eaton Vance. The Fund is responsible for the expenses associated with portfolio transactions. ^Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it. ^Eaton Vance places the portfolio security transactions of the Fund and of all other accounts managed by them for execution with many firms. ^Eaton Vance uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, ^Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation, the full range and quality of the executing firm’s services, including the responsiveness of the firm to ^Eaton Vance, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. In addition, ^Eaton Vance may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise ^Eaton Vance’s obligation to seek best overall execution for the the Fund. ^Eaton Vance engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Money market instruments are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers and banks acting for their own accounts rather than as brokers and such instruments may also be acquired directly from the issuers. The Fund may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Fund will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or

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appropriate to purchase or sell a security through a broker on an agency basis, in which case a brokerage commission will be incurred. Although spreads or commissions paid on portfolio security transactions will, in the judgement of ^Eaton Vance, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and ^Eaton Vance’s other clients for providing brokerage and research services to ^Eaton Vance.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if ^Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which ^Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker-dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker-dealer enter into a related agreement specifying the amount of brokerage business the investment adviser will direct to the executing broker-dealer to offset payments made by the executing broker-dealer for Third Party Research Services received by the investment adviser. For example, an investment adviser may agree to direct brokerage business generating $45,000 in commissions on portfolio transactions to a broker-dealer firm as consideration for the executing broker-dealer making payments of $30,000 to a provider of Third Party Research Services. The relationship between commissions to be paid to an executing broker-dealer as consideration for Third Party Research Services and the cost borne by the executing broker-dealer in connection with providing such services to the investment adviser is referred to herein as the “Third Party Research Services Payment Ratio.”

Consistent with the foregoing practices, ^Eaton Vance receives Research Services from many broker-dealer firms with which that Adviser places portfolio transactions and from third parties with which these broker-dealers have arrangements. The Funds and Eaton Vance may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by Eaton Vance in connection with its investment responsibilities.

Research Services received by the investment adviser may include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by ^Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to ^Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because ^Eaton Vance receives such Research Services. ^Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which ^Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

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^Eaton Vance has agreed to reduce the Fund’s advisory fee in connection with Third Party Research Services whose cost is borne by the Fund through commissions on portfolio transactions. Specifically, whenever the Fund executes a portfolio transaction with a broker-dealer and the associated commission is consideration for Third Party Research Services, the advisory fee paid by the Fund to ^Eaton Vance will be reduced by dividing the commission payment associated with the transaction by the applicable Third Party Research Services Payment Ratio. However, ^Eaton Vance generally ^does not expect to acquire Third Party Research with Fund brokerage commissions.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by ^Eaton Vance.

The investment companies sponsored by Eaton Vance or BMR or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including Eaton Vance, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by ^Eaton Vance or its affiliates. Whenever decisions are made to buy or sell securities for the Fund and one or more of such other accounts simultaneously, ^Eaton Vance will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where ^Eaton Vance reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust and the Fund that the benefits from the Adviser’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

During the fiscal year ended ^December 31, 2007, the purchases and sales of portfolio investments were with the issuer or with major dealers in money market instruments acting as principal. The cost of securities purchased from underwriters includes a disclosed fixed underwriting commission or concession, and the prices for which securities are purchased from and sold to dealers usually include an undisclosed dealer mark-up or mark-down. For the period ended^ December 31, 2007, and the fiscal years ended December 31, 2006, 2005 and 2004, Fund paid no brokerage commissions on portfolio security transactions.

As of ^December 31, 2007, the Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in the Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

The financial statements for the fiscal years prior to the fiscal year ended December 31, 2007 for the Fund included in the 2007 Annual Report to Shareholders have been audited by the Fund’s former independent registered public accounting firm, whose report thereon appears in the 2006 Annual Report to Shareholders for the Fund and which is incorporated herein by reference.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended ^December 31, 2007, as previously filed electronically with the SEC (Accession No. ^0001104659-08-013669).

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APPENDIX A

Share Ownership

Control Persons and Principal Holders of Securities. At^ April 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Saturn & Co., a/c #2	Boston, MA	^56.3%
U.S. Bancop Investments Inc.	New York, NY	9.5%

Beneficial owners of 25% or more of the outstanding shares of the Fund are presumed to be in control of the Fund for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of the Fund as of such date.

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APPENDIX B

RATINGS

Moody’s Investors Service, Inc. Description of Ratings of Corporate Debt

Moody’s Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs three designations, all judged to be investment grade, to indicate the relative repayment ability of issuers. The two highest designations are as follows:

Prime-1 – issuers (or supporting institutions) rated Prime-1 or (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 – Issuers (or supporting institutions) rated Prime-2 or (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody’s Bond Ratings (including Tax-Exempt Bonds)

Aaa – Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody’s Ratings of Tax-Exempt Notes

Ratings: Moody’s rating for state and municipal short term obligations will be designated Moody’s investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRD). Such ratings will be designated as VMIG SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Standard & Poor’s Ratings Group Description of Ratings of Corporate Debt

S&P’s Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

Ratings are graded into several categories, ranging from ’A-1’ for the highest quality obligation to ’D’ for the lowest. The two highest rating categories are as follows:

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’A-1’ This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to Possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

’A-2’ Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ’A-1’.

S&P’s Corporate Debt Ratings (including Tax-Exempt Bonds)

AAA – Debt rated ’AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA – Debt rated ’AA’ has a very strong capacity to pay interest and repay principal and differs from the higher rated issued only in small degree.

Note rating symbols are as follows:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

Fitch Ratings Description of Ratings of Corporate Debt

Fitch’s Short-Term Debt Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+ – Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 – Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated ’F-1+’.

F-2 – Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned ’F-1+’ and ’F-1’ ratings.

Fitch’s Investment Grade Bond Ratings

AAA – Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA – Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ’AAA’. Because bonds rated in the ’AAA’ and ’AA’ categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated ’F-1+’.

Plus (+) or Minus (–): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Tax-Exempt Investment Note Ratings

The ratings on tax-exempt notes, with maturities generally up to three years, reflect Fitch’s current appraisal of the degree of assurance of timely payment, whatever the source.

FIN-1: Notes regarded as having the strongest degree of assurance for timely payment.

Plus (+): Plus signs may be used in the ’FIN-1’ category to indicate relative standing. The note ratings will usually correspond with bond ratings, although certain security enhancements or market access may mean that notes will not track bonds.

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Demand Bond or Note Ratings

Certain demand securities empower the holder at his option to require the issuer, usually through a remarketing agent, to repurchase the security upon notice at par with accrued interest. This is also referred to as a put option. The ratings of the demand provision may be changed or withdrawn at any time if, in Fitch’s judgment, changing circumstances warrant such action. Fitch demand provision ratings carry the same symbols and related definitions as its short-term ratings.

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APPENDIX C

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the

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proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX D

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant

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to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

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E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

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VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s

30

written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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STATEMENT OF ADDITIONAL INFORMATION ^May 1, 2008

Eaton Vance AMT-Free Municipal
Bond Fund

The Eaton Vance Building 255 State Street Boston, Massachusetts 02109 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Fund. The Fund is a diversified, open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (the “Trust”).
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

		Page		Page
Strategies and Risks		2	Purchasing and Redeeming Shares	^ 19
Investment Restrictions		^ 9	Sales Charges	20
Management and Organization		^ 10	Performance	^ 23
Investment Advisory Services		16	Taxes	^ 25
Other Service Providers		18	Portfolio Securities Transactions	^28
Calculation of Net Asset Value		^ 19	Financial Statements	^30

Appendix A:	Class A Fees, Performance and Ownership	^31	Appendix E: Ratings	^38
Appendix B:	Class B Fees, Performance and Ownership	^33	Appendix F: Eaton Vance Funds Proxy Voting Policy and Procedures	^43
Appendix C:	Class C Fees, Performance and Ownership	^35	Appendix G: Adviser Proxy Voting Policies and Procedures	^45
Appendix D:	Class I Fees, Performance and Ownership	^37

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund’s prospectusdated ^May 1, 2008, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling
^1-800-^262-^1122.

© ^2008Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; and “^FINRA” for the ^Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Insured Obligations. The Fund may purchase municipal obligations that are insured as to their scheduled payment of principal and interest. Such insurance generally will be obtained from insurers having a claims-paying ability rated at least Baa by Moody’s or BBB by S&P or Fitch. Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. In addition, changes in insurer ratings may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. See Appendix E for a description of the claims-paying ability ratings of S&P and Moody’s. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares.

State and Sector Concentration. The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations in certain sectors. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. The Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be ^no more than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by the Fund.

When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. The Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. The Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Inverse Floaters. The Fund may invest in residual interests in a trust that holds municipal securities (“inverse floaters”). The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to a Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Absent a shortfall and forebearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price.

Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

ReFlow Liquidity Program. ^The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (^"ReFlow^") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase ^Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in ^a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in ^"Restrictions on Excessive Trading and Market Timing^" under ^"Purchasing Shares^" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing ^the Fund’s net assets to the benefit of the Fund and its shareholders. To the extent ^the Fund’s net assets do not decline, the investment adviser may also benefit^.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the ^Prospectus.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities). With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)	With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in the securities of any one issuer, or invest more than 10% of the total outstanding securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(2)	Borrow money or issue senior securities except as permitted by the 1940 Act;

(3)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(4)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(5)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(6)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

(7)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings)^. There is no current intent to borrow money except for the limited purposes described in the prospectus.

The following nonfundamental investment policies have been adopted by the Fund. A nonfundamental investment policy may be changed by the Trustees with respect to the Fund without approval by the Fund’s shareholders. The Fund will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

The Fund will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds. The Fund reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of theFund’s investment restrictions and diversification status, the determination of the “issuer” of any obligation, including inverse floaters, will be made by the Fund’s investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations. TheFund’s investments in inverse floaters and similar securities described in the prospectus and this SAI will not be considered borrowing for purposes of a Fund’s restrictions on borrowing described herein and in the prospectus.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by theFund of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel theFundto dispose of such security or other asset. However, the Fundmust always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trustare responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trustare listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusthold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of theFund (see "Principal Underwriter" under "Other Service Providers"). Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

^

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

THOMAS E. FAUST JR.	President and	President since	Chairman, Chief Executive Officer and President of EVC, Director and	^177	Director of EVC
5/31/58	Trustee	2002 and Trustee	President of EV, Chief Executive Officer and President of Eaton Vance
		since 2007	and BMR, and Director of EVD. Trustee and/or officer of ^177 registered investment companies and 5 private investment companies managed by Eaton Vance or BMR. Mr. Faust is an interested person because of his positions with BMR, Eaton Vance, EVC, EVD and EV, which are affiliates of the Trust.

Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration,	^177	None
1/2/63			Harvard University Graduate School of Business Administration.

ALLEN R. FREEDMAN	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of	^177	Director of Assurant, Inc.
4/3/40			Systems & Computer Technology Corp. (provider of software to higher		(insurance provider), and
			education). Formerly, a Director of Loring Ward International (fund		Stonemor Partners L.P. (owner
			distributor) (2005-2007). Formerly, Chairman and a Director of Indus		and operator of cemeteries)
International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance	^177	None
9/19/47			company) (since 2006). Formerly, President and Chief Executive
Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).

RONALD A. PEARLMAN	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	^177	None
7/10/40

Number of Portfolios
in Fund Complex
	Position(s) with	Term of Office and		Overseen By
Name and Date of Birth	the Trust	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

NORTON H. REAMER	Trustee	Since 1986	Chairman (since 2007) and President, Chief Executive Officer and a	^177	None
9/21/35			Director (since 2003) of Asset Management Finance Corp. (a specialty finance company serving the investment management industry).
President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and
Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an
investment management company) (2000-2003). Formerly,
Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).

HEIDI L. STEIGER	Trustee	Since 2007	President, Lowenhaupt Global Advisors, LLC (global wealth	^177	Director of Nuclear Electric
7/8/53			management firm) (since 2005). Formerly, President and		Insurance Ltd. (nuclear
			Contributing Editor, Worth Magazine (2004-2005). Formerly,		insurance provider) and Aviva
			Executive Vice President and Global Head of Private Asset Management		USA (insurance provider)
(and various other positions), Neuberger Berman (investment firm)
(1986-2004).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006)	^177	None
9/14/57			and Professor of Law (2001-2006), University of California at Los
Angeles School of Law.

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	^177	None
1/26/43	Board and Trustee	Board since 2007
and Trustee since
2005

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
	Position(s) with	Term of Office and
^Name and Date of Birth	^the Trust	Length of Service	^Principal Occupation(s) During Past Five Years

WILLIAM H. AHERN, JR.	Vice President	Since 1995	Vice President of Eaton Vance and BMR. Officer of ^75 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

JOHN R. BAUR	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Previously, attended Johnson Graduate School of
2/10/70			Management, Cornell University (2002-2005), and prior thereto he was an Account Team
Representative in Singapore for Applied Materials Inc. (since 2000). Officer of 33 registered investment companies managed by Eaton Vance or BMR.

MICHAEL A. CIRAMI	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Previously, attended the University of Rochester William
12/24/75			E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a
Team Leader for the Institutional Services Group for State Street Bank in Luxemburg (since 2000).
Officer of 33 registered investment companies managed by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

CHARLES B. GAFFNEY	Vice President	Since 2007	Director of Equity Research and a Vice President of Eaton Vance and BMR.
Previously, Sector Portfolio Manager and Senior Equity
12/4/72			Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by Eaton Vance or BMR.

CHRISTINE M. JOHNSTON	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
11/9/72			by Eaton Vance or BMR.

AAMER KHAN	Vice President	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^33 registered investment companies managed
6/7/60			by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2006	Vice President of Eaton Vance and BMR. Officer of 51^ registered investment companies managed
4/8/62			by Eaton Vance or BMR.

MICHAEL R. MACH	Vice President	Since 1999	Vice President of Eaton Vance and BMR. Officer of ^57 registered investment companies managed
7/15/47			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 1998	Vice President of Eaton Vance and BMR. Officer of ^90 registered investment companies managed
1/22/57			by Eaton Vance or BMR.
^
^
DUNCAN W. RICHARDSON	Vice President	Since 2001	Director of EVC, Executive Vice President and Chief Equity Investment Officer of EVC, Eaton Vance
10/26/57			and BMR. Officer of ^81 registered investment companies managed by Eaton Vance or BMR.
^

JUDITH A. SARYAN	Vice President	Since 2003	Vice President of Eaton Vance and BMR. Officer of ^55 registered investment companies managed
8/21/54			by Eaton Vance or BMR.

SUSAN SCHIFF	Vice President	Since 2002	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
3/13/61			by Eaton Vance or BMR.

THOMAS SETO	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric Portfolio ^Associates
9/27/62			("Parametric"). Officer of ^30 registered investment companies managed by Eaton Vance or BMR.

DAVID M. STEIN	Vice President	Since 2007	Managing Director and Chief Investment Officer of ^Parametric. Officer of 30 ^registered
5/4/51			investment companies managed by Eaton Vance or BMR.

MARK S. VENEZIA	Vice President	Since 2007	Vice President of Eaton Vance and BMR. Officer of ^35 registered investment companies managed
5/23/49			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2008	Vice President of Eaton Vance and BMR. Officer of 70 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of ^177 registered investment companies
6/19/57			managed by Eaton Vance or BMR.
^

MAUREEN A. GEMMA	Secretary	Since 2007	Deputy Chief Legal Officer and Vice President of Eaton Vance and BMR. Officer of 177 registered
5/24/60			investment companies managed by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2004	Vice President of Eaton Vance and BMR. Officer of ^177 registered investment companies
7/11/53			managed by Eaton Vance or BMR.
^

JOHN E. PELLETIER	Chief Legal Officer	Since 2007	Vice President and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC. Previously, Chief
6/24/64			Operating Officer and Executive Vice President (2004-2007) and General Counsel (1997-2004)
of Natixis Global Associates. Officer of 177 registered investment companies managed by Eaton
Vance or BMR.

The Board of Trustees of the Trusthave several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the ^Contract Review Committee. ^Each of the ^Committees are ^comprised of only noninterested Trustees.

^Mmes. Stout (Chair) and Steiger and Messrs. Esty, Freedman, Park, Pearlman, Reamer and Verniare members of the Governance Committee of the Board of Trustees of the ^Trust. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended ^December 31, 2007, the Governance Committee convened ^three times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. ^Reamer (Chair), Park and Verni, Mmes. Steiger and Stoutare members of the Audit Committee of the Board of Trustees of the ^Trust. The Board of Trustees has designated Messrs. ^Park ^and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee’s purposes are to (i) oversee theFund’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of theFund’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, theFund’s compliance with legal and regulatory requirements that relate to theFund’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of ^the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of ^applicable SEC, American Stock Exchange and New York Stock Exchange rules for inclusion in the proxy statement of ^the Fund. During the fiscal year ended ^December 31, 2007, the Audit Committee convened ^six times.

Messrs. ^Verni (Chair), Esty, Freedman, Park, Pearlman and Reamerare currently members of the ^Contract Review Committee of the Board of Trustees of the ^Trust. The purposes of the ^Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the ^Fund, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the ^Fund or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the ^other Committees of the Board of Trustees of the ^Trust. During the fiscal year ended ^December 31, 2007, the ^Contract Review Committee convened ^eleventimes.

Messrs. Esty (Chair), Freedman and Park are currently members of the Portfolio Management Committee of the Board of Trustees of the Trust. The purposes of the Portfolio Management Committee are to: (i)assist the Board of Trustees in its oversight of the portfolio management process employed by the Fund and its investment adviser and sub-adviser(s), if applicable, relative to the Fund’s stated objectives, strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Fund; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds, giving special attention to the performance of certain Funds that it or the Board of Trustees identifies from time to time. The Portfolio Management Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee of the Board of Trustees of the Trust. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Fund; (ii) serve as a liaison between the Board of Trustees and the Fund’s Chief Compliance

Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. The Compliance Reports and Regulatory Matters Committee was recently formed, so it did not convene during the fiscal year ended December 31, 2007.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, ^2007.^

Aggregate Dollar Range of Equity
Securities Owned in All Registered
	Dollar Range of Equity Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	$10,001 - $50,000	over $100,000
Ronald A. Pearlman	None	over $100,000
Norton H. Reamer	None	over $100,000
Heidi L. Steiger	^$50,001-$100,000	^$50,001 - $100,000
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

As of December 31, ^2007, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, ^2006and December 31, ^2007, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, ^2006and December 31, ^2007, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trustor any of their immediate family members served as an officer.

Trustees of theFundwho are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by theFundin the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on theFund’s assets, liabilities, and net income per share, and will not obligate theFund to retain the services of any Trustee or obligate theFundto pay any particular level of compensation to the Trustee. The Trust does not havea retirement plan for Trustees.

The fees and expenses of the Trustees of the Trustare paid by the Fund (and other series of the Trust). (A Trustee of the Trustwho is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ended ^December 31, 2007, the Trustees of the Trustearned the following compensation in their capacities as Trustees from the Trust. For the year ended December 31, ^2007, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

^
	Benjamin C.	Allen R.	William H.	Ronald A.	Norton H.	Heidi L.	Lynn A.	Ralph F.
Source of Compensation	Esty	Freedman	Park	Pearlman	Reamer	Steiger	Stout	Verni
Trust(2)	^$14,674	$ 12,063	^$14,312	^$12,671	^$15,442	$ 12,477	^$16,416	^$18,744
Trust and Fund
Complex(1)	^$200,000	$150,000	^$200,000(3)	^$166,667	^$217,500	$150,000	^$217,500(4)	^$257,500(5)

^

(1)	As of May 1, 2008, the Eaton Vance fund complex consists of 177 registered investment companies or series thereof. Samuel L. Hayes, III retired as a Trustee on July 1, 2007. For the fiscal year ended December 31, 2007, Mr. Hayes received Trustee fees of $10,641 from the Trust. For the calendar year ended December 31, 2007, he received $157,500 from the Trust and Fund Complex.

(2)	The Trust consisted of ^29 Funds as of ^December 31, 2007.

(3)	Includes $^80,000 of deferred compensation.

(4)	Includes $45,000 of deferred compensation.

(5)	Includes $^128,750 of deferred compensation.

Organization

The Fund is a series of the Trust, which was organized under Massachusetts law on May 7, 1984 and is operated as an open-end management investment company. On May 1, 2006, the Fund changed its name from Eaton Vance Municipal Bond Fund to Eaton Vance AMT-Free Municipal Bond Fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trustholding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trustis required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trustor any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s By-laws provide that the Trustwill indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trustor shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustor any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trustor the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trustor a series or class thereof, provided, however, that, if such termination is recommended by the

Trustees, the vote of a majority of the outstanding voting securities of the Trustor a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trustor a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trustshall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of theFund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of theFund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust hasadopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviserand adopted the proxy voting policies and procedures of the investment adviser(the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review theFund’sproxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix F and Appendix G, respectively. Information on how theFundvoted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of theFundand provides related office facilities and personnel subject to the supervision of ^the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by ^the Fund and what portion, if any, of the Fund’s assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of ^the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Fundpays the investment adviser, see the prospectus. The following table sets forth the net assets of the Fundand the advisory fees for the three fiscal years ended ^December 31, 2007.

Net Assets at		Advisory Fee for Fiscal Years Ended
December 31, 2007	December 31, 2007*	December 31, 2006	December 31, 2005
$926,915,637	$3,406,279	$1,865,791	$1,304,787

* Pursuant to a voluntary expense reimbursement, Eaton Vance was allocated $10,856 of the Fund’s operating expenses.

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corporation (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. ^ EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are ^Thomas E. Faust Jr., Ann E. Berman, ^Leo I. Higdon, Jr., ^Vincent M. O’Reilly, Dorothy E. Puhy, Duncan W. ^Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are ^Mr. ^Faust, Jeffrey P. Beale, Cynthia J. Clemson, ^Lisa Jones, Michael R. Mach, Robert B. MacIntosh, Thomas M. Metzold, Scott H. Page, John E. Pelletier, ^Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan^, Payson F. ^Swaffield, Michael W. Weilheimer, Robert J. Whelan and Matthew J. ^Witkos (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization^,” all of the officers of the Trust (as well as ^Mr. ^Faust who ^is also ^a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and the ^Fund have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of ^Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by ^the ^Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Manager. The portfolio manager of the Fund is Cynthia J. Clemson. The portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.^

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*

Registered Investment Companies	^10	^$3,567.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-
end investment companies.
(1) Numbers provided include an investment company structured as a fund of funds which invests in funds in the Eaton Vance fund complex advised by other portfolio managers.

Ms. Clemson did not beneficially own any shares of the Fund as of the Fund’s most recent fiscal year ended December 31, ^2007. However, she beneficially owned ^over $^1,000,000 of all Eaton Vance Funds as of December 31, ^2007.

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts ^she advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise ^her discretion in a manner that ^she believes is equitable to all interested persons.

Compensation Structure for Eaton Vance. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to ^the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Fund); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from the Fund; and (4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund’s transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro rata share of such fee^. For the fiscal year ended December 31, 2007, the transfer agent accrued for or paid to Eaton Vance $11,263 for sub-transfer agency services performed on behalf of the Fund.

Expenses. The Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), The Eaton Vance Building, 255 State Street, Boston, MA 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A, Class B and Class C shares is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B and Class C shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is ^a direct, wholly-owned subsidiary of EVC. ^ Mr. Faust is a Director ^of EVD.

Custodian. ^State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund. State Street has custody of all cash and securities of the Fund, maintains the general ledger of the Fund and computes the daily net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. ^State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Independent Registered Public Accounting Firm. ^ Deloitte & Touche LLP, 200 Berkeley Street, Boston, ^MA 02116, is the independent registered public accounting firm of the ^Fund, providing audit ^services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

CALCULATION OF NET ASSET VALUE

The net asset value of the Fund is computed by ^State Street (as agent and custodian for the Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of the Fund are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Fund receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Fund shares. The sales charge table in the prospectus is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. The Fund’s net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the ^administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Fund nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Fund custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Class A shares and Class I shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of the Fund’s custodian and transfer agent^ Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. ^Share purchases eligible for the ^right of ^accumulation are described under "^Sales Charges" ^in the ^prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an “investment dealer fund”). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund; however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid ^monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect compensation-type Distribution Plans (the “Class B and Class C Plans“) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called “uncovered distribution charges”. Each Class pays the principal underwriter a distribution fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares. Distribution fees paid by the Class and CDSCs paid to the Fund by redeeming Class shareholders reduce the outstanding uncovered distribution charges of the Class. Whenever there are no outstanding uncovered distribution charges of the Class, the Class discontinues payment of distribution fees.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund’s assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding an annual rate of 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid ^monthly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on October 17, 1997 (November 14, 2005 in the case of Class C shares). The Trustees of the Trust who are “interested” persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income tax applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. Pursuant to the Policies, information about portfolio holdings of the Fund may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, the Fund sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. The Fund also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Fund’s complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http:// www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330). Generally within five business days of filing with the SEC, the Fund’s portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800- ^262-1122. The Fund also will post a complete list of its portfolio holdings as of each calendar quarter end on the Eaton Vance website within 30 days of calendar quarter-end.
  Disclosure of certain portfolio characteristics: The Fund may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-^262-^1122.
  Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of the Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers (including the investment adviser, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus) that have a legal or contractual duty to keep such information confidential; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of the Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing Direct, ^State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Fund credit facilities (such as Citibank, N.A.^), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.
  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of the Fund’s Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

  Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; the Fund’s portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Fund shareholders; and the Chief Compliance Officer has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Fund shareholders and an affiliated service provider.

The Fund, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Fund. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be ^treated, and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, ^it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended December 31, 2007. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for state and local purposes. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after a Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state’s exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. The Kentucky Supreme Court declined to review this decision. In May 2007, the U.S. Supreme Court granted Kentucky’s petition to review the Davis decision and oral arguments were heard on November 5, 2007. The Court is expected to issue a ruling by the end of its current term in June 2008. In 1994, the Ohio Court of Appeals had reached the opposite conclusion on this legal issue, upholding a similar Ohio statute, in Shaper v. Tracy.

If the U.S. Supreme Court affirms the Davis decision in Kentucky, other states’ current tax treatment of their own state and local government bonds may also be challenged. With only a few exceptions, every state besides Kentucky that imposes an income tax likewise exempts from taxation the interest on bonds issued by the state and its political subdivisions (“instate municipal bonds”) while taxing the interest on bonds issued by other states and their political subdivisions (“out-of-state municipal bonds”). If the U.S. Supreme Court affirms the decision of the Kentucky court in the Davis case, and the U.S. Congress does not exercise its power under the Commerce Clause of the U.S. Constitution to enact legislation allowing states to tax the interest on out-of-state municipal bonds while exempting from taxation the interest on in-state municipal bonds, these states would need to either extend the same tax exemption to out-of-state municipal bonds or begin taxing the interest on in-state municipal bonds as well as out-of-state municipal bonds. If a state begins to tax the interest on all municipal bonds, in-state as well as out-of-state, the result would be a decline in the value of all in-state municipal bonds held by taxpayers of that state, either directly or indirectly through ownership of shares in a Fund.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”^) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate)^.

^

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the Internal Revenue Service (the “IRS”) as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the ^IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

^Since May 1, 2004, the investment adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research ^credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid during the three fiscal years ended December 31, 2007, as well as the amount of Fund security transactions for the most recent fiscal year (if any) that were directed to firms that provided some Research Services to the investment adviser or its affiliates, and the commissions paid in connection therewith. As described above, the investment adviser may consider the receipt of Research Services in selecting a broker-dealer firm, provided it does not compromise the investment adviser’s obligation to seek best overall execution.

		Amount of Transactions	Commissions Paid on
Fiscal Year	Brokerage	Directed to Firms	Transactions Directed to
End	Commission Paid	Providing Research	Firms Providing Research
December 31, 2007	$44,779	$0	$0
December 31, 2006	$33,508
December 31, 2005	$42,232

As of December 31, 2007, the Fund held no securities of its “regular brokers or dealers”, as that term is defined in Rule 10b-1 of the 1940 Act.

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund, appear in the Fund’s most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

^

Registrant incorporates by reference the audited financial information and the report of the independent registered public accounting firm for the Fund for the fiscal year ended December 31, 2007, as previously filed electronically with the SEC (Accession No. 0001104659-08-013669).

APPENDIX A

Class AFees, Performance & Ownership

Sales Charges and Distribution and Service Fees. For thefiscal year ended ^December 31, 2007, the following table shows (1) total sales charges paid by theFund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) CDSC payments to the principal underwriter, (5) total distribution and service fees paid by theFund, and (6) distribution and service fees paid to investment dealers. Distribution and service fees that were not paid to investment dealers were retained by the principal underwriter.

			CDSC Paid to	Total Distribution	Distribution and Service
Total Sales	Sales Charges to	Sales Charges to	Principal	and Service	Fees Paid
Charges Paid	Investment Dealers	Principal Underwriter	Underwriter	Fees Paid	to Investment Dealers

^$2,104,981	^$2,016,454	^$88,527	^$136,000	^$1,191,271	^$475,026

For the fiscal years ended December 31, 2006and December 31, 2005, total sales charges of $1,731,239and $1,320,216, respectively, were paid on sales of Class A, of which the principal underwriter received $59,635and $65,144, respectively. The balance of such amounts was paid to investment dealers.

Performance Information. The table below indicatesthe average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 6, 1998 reflects the total return of Class I shares, adjusted to reflect the Class A sales charge. Class I total return has not been adjusted to reflect certain other expenses (such as distribution and service fees). If such adjustments were made, the Class A total return would be different.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. TheFund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, theFund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^--1.^66%	^4.^60%	^4.^90%
Before Taxes and Including Maximum Sales Charge	^--6.^36%	^3.^59%	^4.^40%
After Taxes on Distributions and Excluding Maximum Sales Charge	^--1.^66%	^4.^59%	^4.^86%
After Taxes on Distributions and Including Maximum Sales Charge	^--6.^36%	^3.^59%	^4.^36%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge	^0.^34%	^4.^65%	^4.^91%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge	^--2.^78%	^3.^77%	^4.^45%
Class A commenced operations on January 6, 1998. Class I commenced operations March 16, 1978.

Control Persons and Principal Holders of Securities. At ^April 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^12.7%
PFPC Inc. as Agent for PFPC Trust
FBO JJB Hilliard WL Lyons Inc.	King of Prussia, PA	^10.7%
Charles Schwab & Co. Inc.	San Francisco, CA	^8.2%
Citigroup Global Markets, Inc.	New York, NY	5.8%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fundas of such date.

APPENDIX B

Class B Fees, Performance & Ownership

Distribution and Service Fees. For thefiscal year ended ^December 31, 2007, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fundthat were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers

$56,033^	$320,613^	$80,000^	^$1,052,000 (2.8%)	$109,954^	$98,951^

Performance Information. The table below indicatesthe average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 14, 1998 reflects the total return of Class I shares, adjusted to reflect any applicable sales charge. Class I total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. TheFund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, theFund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^--2.^44%	^3.^85%	^4.^13%
Before Taxes and Including Maximum Sales Charge	^--7.^16%	^3.^51%	^4.^13%
After Taxes on Distributions and Excluding Maximum Sales Charge	^--2.^45%	^3.^84%	^4.^13%
After Taxes on Distributions and Including Maximum Sales Charge	^--7.^17%	^3.^50%	^4.^13%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge	^--0.^44%	^3.^89%	^4.^16%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge	^--3.^51%	^3.^60%	^4.^16%
Class B commenced operations on January 14, 1998. Class I commenced operations March 16, 1978.

Control Persons and Principal Holders of Securities. At ^April 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	8.7%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

APPENDIX C

Class C Fees, Performance & Ownership

Distribution and Service Fees. For thefiscal year ended ^December 31, 2007, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, and (6) service fees paid to investment dealers. The service fees paid by the Fundthat were not paid to investment dealers were retained by the principal underwriter.

Commission Paid
by Principal	Distribution Fee				Service Fees
Underwriter to	Paid to	CDSC Paid to	Uncovered Distribution	Service	Paid to
Investment Dealers	Principal Underwriter	Principal Underwriter	Charges	Fees	Investment Dealers

$258,606^	$171,806^	$17,000^	^$2,358,000 (4.7%)	$57,269^	$85,245^

Performance Information. The table below indicatesthe average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to May 2, 2006 reflects the total return of the Fund’s Class Ishares, adjusted to reflect the Class C CDSC. The Class Itotal return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. TheFund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, theFund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^--2.^34%	^3.^87%	^4.^14%
Before Taxes and Including Maximum Sales Charge	^--3.^29%	^3.^87%	^4.^14%
After Taxes on Distributions and Excluding Maximum Sales Charge	^--2.^35%	^3.^86%	^4.^11%
After Taxes on Distributions and Including Maximum Sales Charge	^--3.^29%	^3.^86%	^4.^11%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge	^--0.^37%	^3.^91%	^4.^14%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge	^--0.^99%	^3.^91%	^4.^14%
Class C commenced operations on May 2, 2006.

Control Persons and Principal Holders of Securities. At ^April 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:

Merrill Lynch, Pierce, Fenner & Smith, Inc.	Jacksonville, FL	^31.^5%
Citigroup Global Markets, Inc.	New York, NY	^9.8%

Beneficial owners of 25% or more of the Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fundas of such date.

APPENDIX D

Class I Fees, Performance & Ownership

Sales Charges. For the fiscal year ended ^December 31, 2007, total sales charges in the amount of $^5,^172 were paid by the Fund on sales of Class I shares, of which the investment dealers received $^4,^885 and the principal underwriter received $^287. For the fiscal years ended December 31, ^2006 and ^2005, total sales charges of $^6,^734 and $^8,^762, respectively, were paid on sales of Class I, of ^which the principal underwiter received $^353 and $^617, respectively. The balance of such amounts was paid to investment dealers.

Performance Information. The table below indicatesthe average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000.

Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. TheFund’s past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, theFund’s current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

About Returns After Taxes. After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period^, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Redemption of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares^. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

	Length of Period Ended ^December 31, 2007
Average Annual Total Return:	One Year	Five Years	Ten Years
Before Taxes and Excluding Maximum Sales Charge	^--1.38%	^4.86%	^5.14%
Before Taxes and Including Maximum Sales Charge	--1.38%	4.86%	5.14%
After Taxes on Distributions and Excluding Maximum Sales Charge	--1.39%	4.86%	5.10%
After Taxes on Distributions and Including Maximum Sales Charge	^--1.39%	^4.86%	^5.10%
After Taxes on Distributions and Redemptions and Excluding Maximum Sales Charge	0.61%	4.91%	5.14%
After Taxes on Distributions and Redemptions and Including Maximum Sales Charge	^0.61%	^4.91%	^5.14%
Predecessor Fund commenced operations March 16, 1978.

Control Persons and Principal Holders of Securities. At ^April 1, 2008, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

:^

Patterson & Co.	Charlotte, NC	^47.8%

Beneficial owners of 25% or more of the Class are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fundas of such date.

APPENDIX E

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

MIG/VMIG Ratings U.S. Short-Term Ratings: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Ratings Group Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter “P” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

– Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

– Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”. Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+”.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the “F-1+” and “F-1” categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

Description of the Insurance Claims-Paying Ability Ratings of Standard & Poor’s Ratings Group and Moody’s Investors Service, Inc.

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

An insurance claims-paying ability rating by S&P’s or Moody’s does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

The assignment of ratings by S&P or Moody’s to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

APPENDIX F

EATON VANCE FUNDS PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflicts of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX G

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94 -2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

The client, in the case of an individual or corporate client;

In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

^

PART C - OTHER INFORMATION

Item 23.		Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August
17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-
Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

	(4)	Amendment of Establishment and Designation of Series of Shares of Beneficial Interest
without Par Value as amended effective March 1, 2008 filed as Exhibit (a)(4) to Post-Effective
Amendment No. 133 filed February 27, 2008 (Accession No. 0000940394-08-000137) and
incorporated herein by reference.

(b)	(1)	By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment
No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(3)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 87 filed September 13, 2002 and incorporated herein by reference.

	(4)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated February 7, 2005 filed as
Exhibit (b)(4) to Post-Effective Amendment No. 103 filed March 1, 2005 and incorporated herein by reference.

	(5)	Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 120 filed February 7, 2007 and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free
Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-
Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

	(3)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal
Bond Fund dated October 17, 1997 filed as Exhibit (5)(d) to Post-Effective Amendment No.
37 filed October 17, 1997 and incorporated herein by reference.

                                                                                 C-1

(4)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Growth Fund dated June 18, 2001 filed as Exhibit (d)(6) to Post-Effective Amendment No. 76 filed June 21, 2001 and incorporated herein by reference.

(5)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Equity
Research Fund dated August 13, 2001 filed as Exhibit (d)(7) to Post-Effective Amendment
No. 78 filed August 17, 2001 and incorporated herein by reference.

(6)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Equity Asset Allocation Fund dated December 10, 2001 filed as Exhibit (d)(6) to
Post-Effective Amendment No. 80 filed December 14, 2001 and incorporated herein by reference.

(7) (a)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton
Vance Low Duration Fund dated June 18, 2002 filed as Exhibit (d)(7) to Post-Effective
Amendment No. 83 filed June 26, 2002 and incorporated herein by reference.

(b)	Fee Waiver Agreement between Eaton Vance Mutual Funds Trust on behalf of Eaton Vance
Low Duration Fund and Eaton Vance Management filed as Exhibit (d)(7)(b) to Post-Effective
Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(c)	Amendment to Fee Waiver Agreement on behalf of Eaton Vance Low Duration Fund dated
June 14, 2004 filed as Exhibit (7)(c) to Post-Effective Amendment No. 103 filed March 1,
2005 and incorporated herein by reference.

(8)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Dividend Income Fund dated February 10, 2003 filed as Exhibit (d)(8) to Post-
Effective Amendment No. 85 filed February 26, 2003 and incorporated herein by reference.

(9)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-
Managed Emerging Markets Fund dated August 11, 2003 filed as Exhibit (d)(9) to Post-
Effective Amendment No. 91 filed August 11, 2003 and incorporated herein by reference.

(10)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Diversified
Income Fund dated November 15, 2004 filed as Exhibit (d)(10) to Post-Effective Amendment
No. 98 filed December 6, 2004 and incorporated herein by reference.

(11)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Dividend
Income Fund dated August 8, 2005 filed as Exhibit (d)(11) to Post-Effective Amendment No.
108 filed August 17, 2005 and incorporated herein by reference.

(12)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Structured
Emerging Markets Fund dated March 27, 2006 filed as Exhibit (d)(12) to Post-Effective
Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-000369) and
incorporated herein by reference.

(13)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric
Portfolio Associates for Eaton Vance Structured Emerging Markets Fund dated March 27,
2006 filed as Exhibit (d)(13) to Post-Effective Amendment No. 122 filed February 27, 2007
(Accession No. 0000940394-07-000176) and incorporated herein by reference.

                                                                            C-2

	(14)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Emerging
Markets Income Fund dated March 12, 2007 filed as Exhibit (d)(14) to Post-Effective
Amendment No. 134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and
incorporated herein by reference.

	(15)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance International
Income Fund dated March 12, 2007 filed as Exhibit (d)(15) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(16)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Global
Macro Fund dated March 12, 2007 filed as Exhibit (d)(16) to Post-Effective Amendment No.
134 filed March 13, 2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(17)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Strategic
Income Fund dated June 22, 2007 filed as Exhibit (d)(17) to Post-Effective Amendment No.
132 filed December 28, 2007 (Accession No. 0000940394-07-002172) and incorporated herein by reference.

(e)	(1)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(3)	Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance
Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as
Exhibit (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(4)	Amended and Restated Distribution Agreement between Eaton Vance Mutual Funds Trust and
Eaton Vance Distributors, Inc. effective as of August 6, 2007 with attached Schedule A and
Schedule B filed as Exhibit (e)(4) to Post-Effective Amendment No. 128 filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(5)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession
No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) and incorporated herein by reference.

(f)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

                                                                              C-3

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as
Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance
Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
January 25, 1999 and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian Agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to the Eaton Vance Tax-Managed Global Buy-
Write Opportunities Fund N-2 Pre-Effective Amendment No. 2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000950135-05-005528) and incorporated herein by reference.

	(5)		Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808,
Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

	(6)		Custodian Agreement with State Street Bank and Trust Company dated as of February 9, 2004 filed as Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registration Statement of
Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed January 27, 2004
(Accession No. 0000940394-04-000079) and incorporated herein by reference.

(h)	(1)	(a)	Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-
Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

		(b)	Schedule A dated March 1, 2008 to the Amended Administrative Services Agreement dated
July 31, 1995 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 134 filed March 13,
2008 (Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(2)	(a)	Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 filed as Exhibit
(h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

		(b)	Schedule A dated August 10, 2007 to the Administrative Services Agreement dated August
16, 1999 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 134 filed March 13, 2008
(Accession No. 0000940394-08-000450) and incorporated herein by reference.

	(3)		Transfer Agency Agreement dated as of August 1, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-000983)
and incorporated herein by reference.

                                                                                 C-4

	(4)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 filed
August 25, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

	(5)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-Effective Amendment No. 131 filed November 26, 2007
(Accession No. 0000940394-07-002010) and incorporated herein by reference.

		(b)	Schedule A effective May 1, 2008 to the Expense Waivers/Reimbursements Agreement filed as Exhibit (h)(10)(b) to the Registration Statement of Eaton Vance Special Investment Trust
(File Nos. 2-27962, 811-1545) filed April 25, 2008 (Accession No. 0000940394-08-000678)
and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated April 25, 2008 filed herewith.

(j)	(1)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax Free
Reserves filed herewith.

	(2)		Consent of Independent Registered Public Accounting Firm for multiple Eaton Vance Funds filed herewith.

(m) (1)		(a)	Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the
Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-
Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

		(b)	Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton
Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective
Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

	(2)	(a)	Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(2) to Post-Effective Amendment No. 117 filed
June 28, 2006 and incorporated herein by reference.

		(b)	Schedule A to Class A Distribution Plan filed as Exhibit (m)(2)(b) to Post-Effective
Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.

	(3)		Eaton Vance Mutual Funds Trust Class A Distribution Plan adopted April 23, 2007 filed as
Exhibit (m)(3) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

	(4)	(a)	Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

                                                                                 C-5

		(b)	Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 108 filed August 17, 2005 and incorporated herein by reference.

	(5)		Eaton Vance Mutual Funds Trust Class B Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(5) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(6)	(a)	Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

		(b)	Schedule A effective March 27, 2006 to Class C Distribution Plan filed as Exhibit (m)(4)(b) to
Post-Effective Amendment No. 115 filed April 13, 2006 (Accession No. 0000940394-06-
000369) and incorporated herein by reference.

	(7)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Low Duration
Fund adopted June 18, 2002 filed as Exhibit (m)(5)(a) to Post-Effective Amendment No. 83
filed June 26, 2002 and incorporated herein by reference.

	(8)		Eaton Vance Mutual Funds Trust Class C Distribution Plan for Eaton Vance Floating-Rate
Advantage Fund adopted August 6, 2007 filed as Exhibit (m)(8) to Post-Effective Amendment
No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(9)	(a)	Eaton Vance Mutual Funds Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit (m)(7) to Post-Effective Amendment No. 89 filed July 9,
2003 and incorporated herein by reference.

		(b)	Schedule A to Class R Distribution Plan filed as Exhibit (m)(7)(b) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(n)	(1)		Amended and Restated Multiple Class Plan dated August 6, 2007 filed as Exhibit (n) to Post-
Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.

	(2)		Schedule A effective December 10, 2007 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to the Registration Statement of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) (Accession No. 0000940394-07-002080) filed December 14, 2007 and incorporated herein by reference.

	(3)		Schedule B effective March 1, 2008 to Amended and Restated Multiple Class Plan filed as
Exhibit (n)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-
572, 811-4409) (Accession No. 0000940394-08-000196) filed February 28, 2008 and incorporated herein by reference.

                                                                                    C-6

	(4)		Schedule C effective December 10, 2007 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to the Registration Statement of Eaton Vance Special Investment Trust (File
Nos. 2-27962, 811-1545) (Accession No. 0000940394-07-002080) filed December 14, 2007 and incorporated herein by reference.

(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised May 1, 2008 filed as Exhibit (p)(1) to the Registration
Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April
25, 2008 (Accession No. 0000940394-08-000678) and incorporated herein by reference.

	(2)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company LLC effective January 1, 2006 filed as Exhibit (p)(4) to Post-Effective Amendment No. 95 of Eaton
Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed October 30, 2006 (Accession No.
0000940394-06-000845) and incorporated herein by reference.

	(3)		Code of Ethics adopted by Fox Asset Management, LLC effective January 31, 2006, as revised
April 21, 2008 filed as Exhibit (p)(3) to Post-Effective Amendment No. 89 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 25, 2008 (Accession No.
0000940394-08-000___) and incorporated herein by reference.

	(4)		Code of Ethics adopted by Parametric Portfolio Associates effective January 2006 filed as
Exhibit (p)(2) to Post-Effective Amendment No. 68 of Eaton Vance Series Trust II (File Nos.
02-42722, 811-02258) filed October 25, 2007 (Accession No. 0000940394-07-001230) and
incorporated herein by reference.

	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised
February 1, 2005) filed as Exhibit (p)(5) to Post-Effective Amendment No. 111 filed October
26, 2005 (Accession No. 0000940394-05-001154) and incorporated herein by reference.

(q)	(1)	(a)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-05-0091357) filed November 29, 2005 and incorporated herein by reference.

		(b)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 25, 2006 filed as
Exhibit (q) to Post-Effective Amendment No. 104 of Eaton Vance Municipals Trust (File Nos.
33-572, 811-4409) (Accession No. 0000940394-06-000148) filed January 30, 2006 and incorporated herein by reference.

		(c)	Powers of Attorney for Eaton Vance Mutual Funds Trust dated April 23, 2007 filed as Exhibit
(q)(1)(c) to Post-Effective Amendment No. 125 filed April 30, 2007 (Accession No.
0000940394-07-000470) and incorporated herein by reference.

	(2)		Power of Attorney for Government Obligations Portfolio and Strategic Income Portfolio dated
July 1, 2003 filed as Exhibit (q)(18) to Post-Effective Amendment No. 89 filed July 1, 2003 and incorporated herein by reference.

	(3)		Power of Attorney for Tax-Managed Growth Portfolio dated July 1, 2003 filed as Exhibit
(q)(3) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

                                                                                  C-7

(4)	Power of Attorney for Tax-Managed Small-Cap Value Portfolio dated July 1, 2003 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(5)	Power of Attorney for Investment Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(6)	Power of Attorney for Floating Rate Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to
Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(7)	Power of Attorney for High Income Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-
Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(8)	Power of Attorney for Tax-Managed International Growth Portfolio (now Tax-Managed
International Equity Portfolio) and Tax-Managed Multi-Cap Opportunity Portfolio dated July
1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(9)	Power of Attorney for Tax-Managed Mid-Cap Core Portfolio dated July 1, 2003 filed as
Exhibit (q)(9) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(10)	Power of Attorney for Tax-Managed Small-Cap Growth Portfolio dated July 1, 2003 filed as
Exhibit (q)(10) to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(11)	Power of Attorney for Tax-Managed Value Portfolio dated July 1, 2003 filed as Exhibit (q)(11)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(12)	Power of Attorney for Cash Management Portfolio dated July 1, 2003 filed as Exhibit (q)(12)
to Post-Effective Amendment No. 90 filed July 16, 2003 and incorporated herein by reference.

(13)	Power of Attorney for Investment Grade Income Portfolio dated August 11, 2003 filed as
Exhibit (q)(13) to Post-Effective Amendment No. 95 filed April 28, 2004 and incorporated herein by reference.

(14)	Power of Attorney for Boston Income Portfolio dated December 29, 2004 filed as Exhibit
(q)(14) to Post-Effective Amendment No. 100 filed December 30, 2004 and incorporated herein by reference.

(15)	Power of Attorney for Eaton Vance Mutual Funds Trust dated April 29, 2005 filed as Exhibit
(q)(15) to Post-Effective Amendment No. 106 filed June 27, 2005 and incorporated herein by reference.

(16)	Power of Attorney for Tax-Managed Growth Portfolio, Tax-Managed International Equity
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity
Portfolio, Tax-Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value
Portfolio, Tax-Managed Value Portfolio and Investment Grade Income Portfolio dated
November 1, 2005 filed as Exhibit (q)(2) - (q)(5) to Post-Effective Amendment No. 93 of
Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.

                                                                       C-8

(17)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio
and Tax-Managed Small-Cap Value Portfolio dated November 1, 2005 filed as Exhibit (q)(17)
to Post-Effective Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-
06-000201) and incorporated herein by reference.

(18)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Floating Rate
Portfolio, Government Obligations Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Strategic Income Portfolio and Tax-Managed
International Equity Portfolio dated January 25, 2006 filed as Exhibit (q)(18) to Post-Effective
Amendment No. 112 filed February 28, 2006 (Accession No. 0000940394-06-000201) and
incorporated herein by reference.

(19)	Power of Attorney for Asian Small Companies Portfolio, Capital Growth Portfolio, Global
Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio and Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective
Amendment No. 75 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545)
filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.

(20)	Power of Attorney for International Equity Portfolio dated February 13, 2006 filed as Exhibit
(q)(20) to Post-Effective Amendment No. 113 filed March 14, 2006 and incorporated herein by reference.

(21)	Power of Attorney for Emerging Markets Income Portfolio dated March 12, 2007 filed as
Exhibit (q)(21) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(22)	Power of Attorney for International Income Portfolio dated March 12, 2007 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 124 filed April 13, 2007 (Accession No.
0000940394-07-000400) and incorporated herein by reference.

(23)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Floating Rate Portfolio, Government
Obligations Portfolio, Global Macro Portfolio, High Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, International Equity Portfolio, International Income
Portfolio, Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Multi-Cap Opportunity Portfolio, Tax-
Managed Small-Cap Growth Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-
Managed Value Portfolio dated April 23, 2007 filed as Exhibit (q)(23) to Post-Effective
Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and
incorporated herein by reference.

(24)	Power of Attorney for Dividend Income Portfolio, International Equity Portfolio, Tax-
Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-
Cap Opportunity Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-Managed
Value Portfolio dated April 23, 2007 filed as Exhibit (q)(24) to Post-Effective Amendment No.
125 filed April 30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

                                                                           C-9

(25)	Power of Attorney for Cash Management Portfolio, International Equity Portfolio and Tax-
Managed International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(25) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(26)	Power of Attorney for Dividend Income Portfolio, Tax-Managed Growth Portfolio, Tax-
Managed Mid-Cap Core Portfolio, Tax-Managed Small-Cap Growth Portfolio and Tax-
Managed Small-Cap Value Portfolio dated April 23, 2007 filed as Exhibit (q)(26) to Post-
Effective Amendment No. 125 filed April 30, 2007 (Accession No. 0000940394-07-000470)
and incorporated herein by reference.

(27)	Power of Attorney for Cash Management Portfolio and Investment Grade Income Portfolio
dated April 23, 2007 filed as Exhibit (q)(27) to Post-Effective Amendment No. 125 filed April
30, 2007 (Accession No. 0000940394-07-000470) and incorporated herein by reference.

(28)	Power of Attorney for Senior Debt Portfolio dated August 6, 2007 filed as Exhibit (q)(28) to
Post-Effective Amendment No. 128 filed August 10, 2007 (Accession No. 0000940394-07-
000956) and incorporated herein by reference.

(29)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 1, 2007 filed as
Exhibit (q)(29) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(30)	Power of Attorney for Eaton Vance Mutual Funds Trust dated November 12, 2007 filed as
Exhibit (q)(30) to Post-Effective Amendment No. 131 filed November 26, 2007 (Accession
No. 0000940394-07-002010) and incorporated herein by reference.

(31)	Power of Attorney for Eaton Vance Mutual Funds Trust dated January 1, 2008 filed as Exhibit
(q)(31) to Post-Effective Amendment No. 133 filed February 27, 2008 (Accession No.
0000940394-08-000137) and incorporated herein by reference.

(32)	Power of Attorney for Boston Income Portfolio, Cash Management Portfolio, Dividend
Income Portfolio, Emerging Markets Income Portfolio, Emerging Markets Portfolio, Floating
Rate Portfolio, Global Macro Portfolio, Government Obligations Portfolio, High Income
Portfolio, International Equity Portfolio, International Income Portfolio, Investment Grade
Income Portfolio, Investment Portfolio, Senior Debt Portfolio, Tax-Managed Growth
Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Mid-Cap Core
Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Growth
Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio dated
January 1, 2008 filed as Exhibit (q)(32) to Post-Effective Amendment No. 133 filed February
27, 2008 (Accession No. 0000940394-08-000137) and incorporated herein by reference.

                                                                       C-10

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Atlanta Capital Management Company, LLC (File No. 801-52179) and Fox Asset Management, LLC (File No. 801-26379) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
	Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
	Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
	Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
	Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None

Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary and Clerk	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Julie Neviera	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
John E. Pelletier	Vice President and Chief Legal Officer	Chief Legal Officer
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None

                                                                     C-12

David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Senior Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 25, 2008.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ THOMAS E. FAUST Jr.
Thomas E. Faust Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on April 25, 2008.

Signature	Title

/s/ Thomas E. Faust Jr.	Trustee and President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/Barbara E. Campbell	Treasurer (and Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma ( As attorney-in-fact)

SIGNATURES

     Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on April 25, 2008.

TAX-MANAGED GROWTH PORTFOLIO

By: /s/ DUNCAN W. RICHARDSON
Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on April 25, 2008.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

                                                                     EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(i)		Opinion of Internal Counsel dated April 25, 2008
(j)	(1)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Tax Free
Reserves
	(2)	Consent of Independent Registered Public Accounting Firm for multiple Eaton Vance Funds

                                                                                  C-16